                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04559
                                  ----------------------------------------------

             State Street Research Income Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  03/31/04
                        -----------------
Date of reporting period:  04/01/03 - 09/30/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Semiannual Report is attached.

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[BACKGROUND GRAPHIC]

                                                    [LOGO] STATE STREET RESEARCH

[PHOTO]

High Income Fund

September 30, 2003


                                               Semiannual Report to Shareholders

Table of Contents

 3    Performance Discussion

 4    Portfolio Holdings

 8    Financial Statements

12    Financial Highlights

14    Trustees and Officers

FROM THE CHAIRMAN
     State Street Research

Optimism in the Economy
Economic news brightened and investors responded with renewed enthusiasm for the stock market during the six-month period that ended September 30, 2003. Low short-term interest rates, a significant income tax cut and higher government spending worked together to boost economic growth to its highest level in four years. Housing sales remained strong, although auto sales slipped late in the period. Corporate profits staged a solid rebound. Employment was the only holdout, as the jobless rate remained stubbornly high.

Stocks Move Higher on Positive Economic News
Stocks staged an impressive rally in the second quarter of 2003 as economic news brightened. Technology stocks were the strongest performers. Consumer stocks also gained ground as spending remained strong. In general, small- and mid-cap stocks outperformed large-caps, and growth stocks significantly outpaced value. Although all stock market indexes reported solid gains for the period, they were trimmed in the final weeks of September after news that consumer confidence had dropped.

Bonds Retreat as Interest Rates Rise
Investor confidence in the economy translated into solid gains for High-Yield bonds, which along with Emerging Market bonds, were the period's strongest performers. U.S. Treasury bonds eked out a positive return, but that masked a sharp decline in the second half of the period, as interest rates rose above 4.0% before settling back to 3.93% at the end of the period. When interest rates rise, bond prices decline. Mortgage bonds lagged as the result of higher mortgage prepayment activity in the spring and municipal bonds were hurt by concerns over state budget deficits and revenue shortfalls.

Looking Ahead
After three years of disappointing returns, a revival for riskier segments of both the stock and bond markets took many investors by surprise. Yet, it provided an excellent reminder that the best way to take advantage of the market's strongest gains is to own a diversified portfolio of stocks and bonds. We hope you will take time to talk to your financial advisor about diversification. And as always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

September 30, 2003

--------------------------------------------------------------------------------

A Special Message on Recent News

Recent articles in the press have highlighted investigations into after-hours trading and frequent-trading practices in the mutual fund industry. These are serious matters, and we want to assure you that State Street Research is committed to maintaining full compliance with all legal requirements and ethical standards regarding these and other mutual fund trading practices. In fact, our mutual fund trading processes are designed to prevent these types of activities from taking place, and we are committed to maintaining their integrity. Our trade processing procedures carefully track the forward-pricing requirements contained in federal regulations and in our funds' prospectuses. We closely monitor trading in our funds and take measures to prevent market timing whenever it is identified. Furthermore, we do not enter into any special arrangements that would permit investors to avoid the forward-pricing or market-timing provisions of our prospectuses. In recent weeks, we have carefully reviewed our trading policies, procedures and operations. In addition, our firm recommended early on that the funds' Trustees engage an independent accounting firm, which has been reviewing trading issues on behalf of our funds' Audit Committee. While there is always more work that can be done, I am pleased to report that we believe our processes are working effectively, based on our preliminary findings. We understand that our relationship with our shareholders is based on trust, and we are committed to acting in the best interests of our shareholders at all times.
--------------------------------------------------------------------------------

PERFORMANCE
     Discussion as of September 30, 2003

How State Street Research High Income Fund Performed
State Street Research High Income Fund returned 8.15% for the six-month period ended September 30, 2003.(1) That was less than its peer group, the Lipper High Current Yield Funds Average, which returned 11.34% for the same period.(2) The fund also underperformed the CSFB Global High Yield II Index, which returned 13.07%.(3)

Reasons for the Fund's Performance
Strong corporate earnings and solid economic growth helped lift the high-yield bond markets during the period. In fact, High-Yield was the top-performing bond sector for the six-month period. In general, investors favored lower-quality, higher-risk, CCC-rated securities. As a result of our focus on higher-quality B- and BB-rated securities, the fund underperformed both the index and its peer group. Our decision to overweight the fund's exposure to Aerospace/Defense and Transportation bonds translated into positive performance. In contrast, underweights in Mobile Communications and Financials--two of the top-performing industries in the index--along with an overweight in the lagging chemicals industry, detracted from the fund's return relative to its benchmark.

Looking Ahead
The yield spread between Treasuries and High-Yield bonds has narrowed significantly over the past several months. Yet, we believe that High-Yield issues have the potential for additional gains if the economy improves--which we think is increasingly more likely--and corporations continue to improve their financial conditions. Consumer spending is expected to remain strong and business investment has finally shown signs of improvement. Although we are cautious with respect to the direction of interest rates, the Fed has gone on record saying that it will keep short-term interest rates at their current low level until doubts about the economy have been resolved.

As a result of our favorable outlook on the economy, we moved down the quality curve and increased our exposure to lower-quality securities. However, the fund remains focused on higher-quality issues in keeping with our desire to manage risk.

Quality Distribution
--------------------------------------------------------------------------------

            % of fund net assets
A                  1.0%
--------------------------------
B                 59.0%
--------------------------------
BB                30.0%
--------------------------------
BBB                2.0%
--------------------------------
CCC                6.0%
--------------------------------
Cash               2.0%
--------------------------------

Quality Ratings based on those provided by Standard & Poor's Corp. and/or equivalent ratings by Moody's Investors Services, Inc.

Top 5 Industries
--------------------------------------------------------------------------------

                  % of fund net assets
Chemicals                 8.0%
-------------------------------------
Manufacturing             7.5%
-------------------------------------
Energy                    7.2%
-------------------------------------
Services                  7.1%
-------------------------------------
Consumer Products         6.6%
-------------------------------------
Total                    36.4%
-------------------------------------

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 9/30/03(4,6)
(does not reflect sales charge)

               1 Year        5 Years    10 Years
Class A        17.49%         -1.44%       3.55%
------------------------------------------------
Class B(1)     16.52%         -2.19%       2.76%
------------------------------------------------
Class B        16.46%         -2.15%       2.78%
------------------------------------------------
Class C        16.45%         -2.19%       2.75%
------------------------------------------------
Class S        17.67%         -1.22%       3.78%
------------------------------------------------

Fund average annual total return as of 9/30/03(4,5,6)
(at maximum applicable sales charge)

               1 Year        5 Years    10 Years
Class A        12.20%         -2.34%       3.08%
------------------------------------------------
Class B(1)     11.52%         -2.44%       2.76%
------------------------------------------------
Class B        11.46%         -2.40%       2.78%
------------------------------------------------
Class C        15.45%         -2.19%       2.75%
------------------------------------------------
Class S        17.67%         -1.22%       3.78%
------------------------------------------------

(1)  Class A shares; does not reflect sales charge.
(2) The Lipper High Current Yield Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.
(3) The CSFB Global High Yield II Index mirrors the public high-yield debt market, representing a total of 250 different sectors within this market. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.
(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. High-yield, high-risk debt securities reflect a greater possibility that adverse changes in an issuer's business or financial conditions may impair the issuer's ability to pay principal and interest on the security.
(5) Performance reflects a maximum 4.50% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter. If the returns for Class B(1) shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.
(6) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.


                                      State Street Research High Income Fund   3

PORTFOLIO
     Holdings

September 30, 2003 (unaudited)

                                          Principal    Maturity
                                           Amount        Date          Value
--------------------------------------------------------------------------------
BONDS 99.1%
Aerospace/Defense 2.9%
Aviall Inc. Sr. Note, 7.625%+ ......    $ 2,350,000    7/01/2011     $ 2,408,750
Hexcel Corp. Note, 9.875% ..........      1,750,000    10/01/2008      1,929,375
Hexcel Corp. Sr. Sub. Note,
  9.75% ............................      3,100,000    1/15/2009       3,231,750
Transdigm Funding Corp. Sr
  Sub. Note, 8.375%+ ...............      2,400,000    7/15/2011       2,580,000
                                                                     -----------
                                                                      10,149,875
                                                                     -----------
Airlines 0.7%
Continental Airlines Inc. Note,
  6.70% ............................      2,653,797    6/15/2021       2,580,037
                                                                     -----------
Cable 2.2%
CSC Holdings Inc. Sr. Note,
  7.625% ...........................      1,750,000    4/01/2011       1,745,625
Insight Midwest Co.
  Note, 9.75% ......................      3,500,000    10/01/2009      3,526,250
Mediacom Broadband LLC Sr
  Note, 11.00% .....................      2,100,000    7/15/2013       2,210,250
                                                                     -----------
                                                                       7,482,125
                                                                     -----------
Casino 1.6%
Chumash Casino & Resort
  Enterprise Inc. Note, 9.25%+ .....      1,475,000    7/15/2010       1,585,625
Venetian Casino Resort LLC
  Note, 11.00% .....................      3,600,000    6/15/2010       4,104,000
                                                                     -----------
                                                                       5,689,625
                                                                     -----------
Chemicals 8.0%
Equistar Chemical Co. Note,
  10.125% ..........................      1,500,000    9/01/2008       1,485,000
FMC Corp. Note, 10.25% .............      2,625,000    11/01/2009      2,992,500
Huntsman Advanced Materials
  LLC Sr. Note, 11.00%+ ............      1,175,000    7/15/2010       1,222,000
Huntsman ICI Chemicals LLC Sr
  Sub Note, 10.125% ................      4,425,000    7/01/2009       4,203,750
ISP Chemco Inc. Sr. Sub. Note,
  10.25% ...........................      4,000,000    7/01/2011       4,460,000
ISP Holdings Inc. Note,
  10.625% ..........................      1,700,000    12/15/2009      1,853,000
Lyondell Chemicals Co. Note,
  10.50% ...........................      3,375,000    6/01/2013       3,223,125
MacDermid Inc. Sr. Sub. Note,
  9.125% ...........................      1,925,000    7/15/2011       2,127,125
Methanex Corp. Note, 8.75% .........        875,000    8/15/2012         940,625
Noveon Inc. Sr. Sub. Note,
  11.00% ...........................      1,150,000    2/28/2011       1,299,500
Rhodia Inc. Sr. Sub. Note,
  8.875%+ ..........................      3,825,000    6/01/2011       3,758,062
                                                                     -----------
                                                                      27,564,687
                                                                     -----------

                                          Principal    Maturity
                                           Amount        Date          Value
--------------------------------------------------------------------------------
Computer Technology 2.0%
AMI Semiconductor Inc. Sr
  Sub. Note, 10.75% ................    $ 1,425,000    2/01/2013     $ 1,610,250
Avaya Inc. Note, 11.125% ...........      1,750,000    4/01/2009       2,025,625
Iron Mountain Inc. Sr. Sub.
  Note, 8.625% .....................      3,100,000    4/01/2013       3,301,500
                                                                     -----------
                                                                       6,937,375
                                                                     -----------
Consumer Products 6.6%
Central Garden & Pet Co.
  Note, 9.125% .....................        950,000    2/01/2013       1,035,500
Hines Nurseries Inc. Sr. Note,
  10.25%+ ..........................        650,000    10/01/2011        679,250
Rayovac Corp. Sr. Sub. Note,
  8.50%+ ...........................      8,700,000    10/01/2013      8,917,500
Remington Product Co. Note,
  11.00% ...........................      2,300,000    5/15/2006       2,340,250
Russell Corp. Note, 9.25% ..........      2,800,000    5/01/2010       2,968,000
Tempur-Pedic Inc. Sr. Sub.
  Note, 10.25%+ ....................      2,100,000    8/15/2010       2,278,500
Warnaco Inc. Sr. Note,
  8.875%+ ..........................      4,425,000    6/15/2013       4,745,812
                                                                     -----------
                                                                      22,964,812
                                                                     -----------
Energy 7.2%
Chesapeake Energy Corp.
  Note, 8.125% .....................      1,800,000    4/01/2011       1,953,000
Chesapeake Energy Corp.
  Note, 9.00% ......................      1,500,000    8/15/2012       1,687,500
Dynegy Holdings Inc. Note,
  6.875% ...........................      4,275,000    4/01/2011       3,580,312
El Paso Production Holding Co.
  Sr. Note, 7.75%+ .................      7,375,000    6/01/2013       7,006,250
Energy Partners Limited Sr
  Note, 8.75%+ .....................      1,650,000    8/01/2010       1,691,250
National Waterworks Inc. Note,
  10.50% ...........................        200,000    12/01/2012        218,500
Newpark Resources Inc. Sr
  Sub. Note, 8.625% ................      1,900,000    12/15/2007      1,957,000
Petrobras International Co.
  Note, 9.125% .....................      3,000,000    7/02/2013       3,060,000
Premcor Refining Group Inc.
  Note, 9.25% ......................      1,450,000    2/01/2010       1,580,500
Southern Star Central Corp. Sr
  Note, 8.50%+ .....................      1,050,000    8/01/2010       1,113,000
Westport Resources Corp. Note,
  8.25% ............................        925,000    11/01/2011      1,010,563
Westport Resources Corp. Note,
  8.25%+ ...........................        100,000    11/01/2011        109,250
                                                                     -----------
                                                                      24,967,125
                                                                     -----------
Financial 2.1%
Commercial Mortgage
  Acceptance Corp.
  1998-C1 Note, 6.23%+ .............      3,200,000    7/15/2031       2,768,131
Commercial Mortgage
  Acceptance Corp.
  1998-C2 Note, 5.44%+ .............      4,050,000    9/15/2030       3,569,350
Nomura Asset Securities Corp.
  Note, 6.00%+ .....................      1,000,000    3/15/2030         906,342
                                                                     -----------
                                                                       7,243,823
                                                                     -----------

4   The notes are an integral part of the financial statements.

                                          Principal    Maturity
                                           Amount        Date          Value
--------------------------------------------------------------------------------
Food & Beverage 2.8%
CIA Brasileira Corp. Note,
  8.75%+ ...........................    $ 3,800,000    9/15/2013     $ 3,838,000
Del Monte Foods Co. Sr. Sub.
  Note, 9.25% ......................      1,750,000    5/15/2011       1,920,625
Dimon Inc. Sr. Note,
  7.75%+ ...........................      2,250,000    6/01/2013       2,306,250
Merisant Co. Sr. Sub. Note,
  9.50%+ ...........................      1,400,000    7/15/2013       1,498,000
                                                                     -----------
                                                                       9,562,875
                                                                     -----------
Foreign Government 5.3%
Republic of Brazil, 8.00%# .........      4,248,365    4/15/2014       3,878,757
Republic of Colombia, 10.00% .......      1,400,000    1/23/2012       1,522,500
Republic of Peru, 5.00%# ...........        423,000    3/07/2017         385,987
Republic of Philippines, 8.375% ....        575,000    3/12/2009         611,656
Republic of Turkey, 9.50% ..........      1,925,000    1/15/2014       1,970,719
Republic of Turkey, 11.00% .........      2,050,000    1/14/2013       2,260,125
Republic of Ukraine,
  7.65%+ ...........................      1,725,000    6/11/2013       1,716,375
Republic of Uruguay, 7.50% .........      3,575,000    3/15/2015       2,752,750
Republic of Venezuela,
  1.875%# ..........................      1,821,380    12/18/2007      1,666,563
Republic of Venezuela,
  10.75%+ ..........................      1,900,000    9/19/2013       1,748,000
                                                                     -----------
                                                                      18,513,432
                                                                     -----------
Health Care 4.8%
Concentra Operating Corp. Sr
  Sub. Note, 9.50%+ ................      2,350,000    8/15/2010       2,455,750
Coventry Health Care Inc. Sr
  Note, 8.125% .....................      1,175,000    2/15/2012       1,257,250
Hanger Orthopedic Group Inc.
  Note, 11.25% .....................        675,000    6/15/2009         754,312
Hanger Orthopedic Group Inc.
  Sr. Note, 10.375% ................        875,000    2/15/2009         976,719
IASIS Healthcare Corp. Sr
  Note, 8.50% ......................      1,400,000    10/15/2009      1,449,000
Kinetic Concepts Inc. Note,
  7.375%+ ..........................        700,000    5/15/2013         714,000
Medex Inc. Sr. Sub. Note,
  8.875%+ ..........................        700,000    5/15/2013         740,250
Medquest Inc. Note, 11.875% ........      2,250,000    8/15/2012       2,373,750
PacifiCare Health Systems Inc.
  Note, 10.75% .....................      1,750,000    6/01/2009       2,012,500
PerkinElmer Inc. Note, 8.875% ......      1,550,000    1/15/2013       1,689,500
Senior Housing Properties Trust
  Note, 8.625% .....................      1,825,000    1/15/2012       1,980,125
                                                                     -----------
                                                                      16,403,156
                                                                     -----------
Homebuilders 2.5%
Associated Materials Inc. Note,
  9.75%+ ...........................        475,000    4/15/2012         502,313
Beazer Homes USA Inc. Note,
  8.375% ...........................      1,500,000    4/15/2012       1,620,000
Collins & Aikman Floorcovering
  Corp. Sr. Sub Note, 9.75% ........      2,725,000    2/15/2010       2,874,875
Technical Olympic USA Inc.
  Note, 9.00% ......................      1,750,000    7/01/2010       1,846,250
Technical Olympic USA Inc.
  Note, 10.375% ....................      1,750,000    7/01/2012       1,881,250
                                                                     -----------
                                                                       8,724,688
                                                                     -----------

                                          Principal    Maturity
                                           Amount        Date          Value
--------------------------------------------------------------------------------
Hotels & Lodging 3.5%
Extended Stay America Inc. Sr
  Sub. Note, 9.15% ....................   $ 2,425,000   3/15/2008    $ 2,531,094
John Q. Hammons Hotels Inc.
  Note, 8.875% ........................     3,500,000   5/15/2012      3,788,750
Royal Caribbean Cruises Ltd.
  Note, 8.00% .........................     3,775,000   5/15/2010      3,982,625
Starwood Hotels & Resorts Inc.
  Note, 7.875% ........................     1,525,000   5/01/2012      1,669,875
                                                                     -----------
                                                                      11,972,344
                                                                     -----------
Manufacturing 7.5%
AMETEK Inc. Sr. Note, 7.20% ...........       350,000   7/15/2008        367,937
Case New Holland Inc. Sr
  Note, 9.25%+ ........................     3,775,000   8/01/2011      4,058,125
Eagle-Picher Industries Inc. Sr
  Note, 9.75%+ ........................     1,750,000   9/01/2013      1,837,500
Joy Global Inc. Sr. Sub. Note,
  8.75% ...............................     3,150,000   3/15/2012      3,472,875
Norcross Safety Products LLC
  Sr. Sub. Note, 9.875%+ ..............     1,750,000   8/15/2011      1,846,250
Terex Corp. Sr. Sub. Note,
  9.25% ...............................     3,875,000   7/15/2011      4,243,125
Thomas & Betts Corp. Note,
  7.25% ...............................     1,225,000   6/01/2013      1,249,500
Trimas Corp. Sr. Sub. Note,
  9.875% ..............................     5,025,000   6/15/2012      5,100,375
United Components Inc. Sr
  Sub. Note, 9.375%+ ..................     3,500,000   6/15/2013      3,640,000
                                                                     -----------
                                                                      25,815,687
                                                                     -----------
Media 4.4%
Allbritton Communications Co.
  Note, 7.75% .........................     2,225,000   12/15/2012     2,269,500
Dex Media West LLC Sr. Sub.
  Note, 9.875%+ .......................       750,000   8/15/2013        847,500
Houghton Mifflin Co. Note,
  9.875% ..............................     1,750,000   2/01/2013      1,855,000
Houghton Mifflin Co. Note,
  8.25% ...............................       450,000   2/01/2011        471,375
Houghton Mifflin Co. Sr. Note,
  1.00% *+ ............................     3,100,000   10/15/2013     1,765,760
Paxson Communications Corp.
  Sr. Note, 12.25% * ..................     1,425,000   1/15/2009      1,129,313
Sinclair Broadcast Group Inc.
  Note, 8.00% .........................     2,075,000   3/15/2012      2,189,125
Sinclair Broadcast Group Inc.
  Note, 8.75% .........................     1,325,000   12/15/2011     1,440,937
Vivendi Universal Inc. Note,
  9.25%+ ..............................     2,700,000   4/15/2010      3,101,625
                                                                     -----------
                                                                      15,070,135
                                                                     -----------
Metals 1.3%
Century Aluminum Co. Note,
  11.75% ..............................     1,250,000   4/15/2008      1,337,500
Gerdau AmeriSteel Corp. Sr
  Note, 10.375%+ ......................     3,200,000   7/15/2011      3,216,000
                                                                     -----------
                                                                       4,553,500
                                                                     -----------

The notes are an integral part of the financial statements.
                                      State Street Research High Income Fund   5

                                          Principal    Maturity
                                           Amount        Date          Value
--------------------------------------------------------------------------------
Mobile Communications 4.4%
Crown Castle International
  Corp. Sr. Note, 0.00%# ..............   $ 1,000,000   5/15/2011    $ 1,005,000
EIRCOM Funding Corp. Sr
  Sub. Note, 8.25%+ ...................     2,650,000   8/15/2013      2,848,750
Nextel Communications Inc. Sr
  Note, 7.375% ........................     5,250,000   8/01/2015      5,302,500
Qwest Communications
  International Inc. Sr. Note,
  7.50% ...............................     4,400,000   11/01/2008     4,224,000
Rogers Wireless Inc. Sr. Note,
  9.625% ..............................     1,750,000   5/01/2011      2,012,500
                                                                     -----------
                                                                      15,392,750
                                                                     -----------
Paper & Packaging 6.5%
Anchor Glass Container Corp.
  Note, 11.00% ........................     2,175,000   2/15/2013      2,436,000
BWAY Corp. Note, 10.00%+ ..............     1,075,000   10/15/2010     1,161,000
Crown European Holdings Inc.
  Note, 10.875%+ ......................     2,250,000   3/01/2013      2,480,625
Graham Packaging Co. Note,
  8.75% ...............................       875,000   1/15/2008        894,688
Graham Packaging Co. Sr
  Sub. Note, 8.75%+ ...................     2,000,000   1/15/2008      2,045,000
Greif Brothers Corp. Note,
  8.875% ..............................     1,600,000   8/01/2012      1,732,000
Louisiana Pacific Corp. Sr. Sub.
  Note, 10.875% .......................     2,125,000   11/15/2008     2,470,312
Owens Brockway Glass
  Container Corp. Note,
  8.25%+ ..............................     2,025,000   5/15/2013      2,065,500
Owens Brockway Glass
  Container Corp. Note,
  8.875% ..............................     2,100,000   2/15/2009      2,236,500
Radnor Holdings Corp. Note,
  11.00%+ .............................     3,500,000   3/15/2010      2,957,500
United States Can Corp. Note,
  10.875%+ ............................     2,200,000   7/15/2010      2,227,500
                                                                     -----------
                                                                      22,706,625
                                                                     -----------
Retail 3.2%
Hollywood Entertainment Corp.
  Note, 9.625% ........................     1,625,000   3/15/2011      1,767,187
JC Penney Co. Note, 8.00% .............     1,800,000   3/01/2010      1,975,500
Perry Ellis International Inc.
  Senior Note, 8.875%+ ................     1,750,000   9/15/2013      1,785,000
Saks Inc. Note, 8.25% .................     3,575,000   11/15/2008     3,914,625
United Auto Group Inc. Note,
  9.625% ..............................     1,425,000   3/15/2012      1,556,813
                                                                     -----------
                                                                      10,999,125
                                                                     -----------
Services 7.1%
Airgas Inc. Sr. Note, 9.125% ..........     2,825,000   10/01/2011     3,135,750
Alderwoods Group Inc. Sr
  Note, 12.25% ........................     5,950,000   1/02/2009      6,589,625

                                          Principal    Maturity
                                           Amount        Date          Value
--------------------------------------------------------------------------------
Allied Waste North America
  Inc. Sr. Sub. Note, 10.00% ........   $  6,125,000   8/01/2009    $  6,637,992
Coinmach Corp. Note, 9.00% ..........      3,200,000   2/01/2010       3,408,000
Interline Brands Inc. Sr. Sub.
  Note, 11.50%+ .....................      1,400,000   5/15/2011       1,505,000
Williams Scotsman Inc. Note,
  9.875% ............................      3,500,000   6/01/2007       3,447,500
                                                                    ------------
                                                                      24,723,867
                                                                    ------------
Steel 2.8%
Earle M. Jorgensen Co. Note,
  9.75% .............................      2,200,000   6/01/2012       2,343,000
IPSCO Inc. Sr. Note, 8.75%+ .........      1,750,000   6/01/2013       1,828,750
United States Steel LLC Note,
  10.75% ............................      1,775,000   8/01/2008       1,890,375
United States Steel LLC Sr. Note,
  9.75% .............................      3,500,000   5/15/2010       3,587,500
                                                                    ------------
                                                                       9,649,625
                                                                    ------------
Supermarkets/Drug 2.1%
Rite Aid Corp. Note, 6.125%+ ........      1,750,000   12/15/2008      1,627,500
Rite Aid Corp. Sr. Note,
  8.125%+ ...........................      1,750,000   5/01/2010       1,863,750
Stater Brothers Holdings Inc. Sr
  Note, 10.75% ......................      3,575,000   8/15/2006       3,744,813
                                                                    ------------
                                                                       7,236,063
                                                                    ------------
Transportation 4.2%
Aran Shipping & Trading SA
  Note (acquired 8/17/01,
  cost $0), 8.30%*++-@ ..............         65,240   1/31/2004          32,620
Dana Corp. Sr. Note, 9.00% ..........      3,275,000   8/15/2011       3,586,125
Goodyear Tire & Rubber Co.
  Note, 7.85% .......................      1,750,000   8/15/2011       1,470,000
Stena AB Note, 9.625% ...............      2,100,000   12/01/2012      2,283,750
Tenneco Automotive Inc. Sr
  Note, 10.25%+ .....................      1,900,000   7/15/2013       2,061,500
TRW Automotive Inc. Note,
  9.375%+ ...........................      1,975,000   2/15/2013       2,221,875
TRW Automotive Inc. Note,
  11.00%+ ...........................      2,575,000   2/15/2013       2,999,875
                                                                    ------------
                                                                      14,655,745
                                                                    ------------
Utility 3.4%
AES Corp. Note, 9.00% ...............      2,536,197   1/02/2017       2,612,283
AES Corp. Sr. Note, 8.75%+ ..........      2,450,000   5/15/2013       2,572,500
Calpine Corp. Note, 8.50%+ ..........      1,750,000   7/15/2010       1,610,000
Reliant Resources Inc. Note,
  9.25%+ ............................      1,900,000   7/15/2010       1,719,500
Williams Companies Inc. Note,
  8.125% ............................      3,250,000   3/15/2012       3,380,000
                                                                    ------------
                                                                      11,894,283
                                                                    ------------
Total Bonds (Cost $326,602,580) ..................................   343,453,384
                                                                    ------------


6   The notes are an integral part of the financial statements.

                                          Principal    Maturity
                                           Amount        Date          Value
--------------------------------------------------------------------------------
Common Stocks & Other 0.3%
Freedom Pay Inc. Com. (acquired
  3/29/00, cost $50,875)*++@ .......................     3,145,340     $  31,548
IKS Corp. Com. (acquired 11/4/99
  through 1/20/00, cost $4,339,383)*++@ ............        30,218       349,463
Ladish Inc. Com.* ..................................        50,946       318,447
Micadant LLC Com. (acquired 7/1/01,
  cost $0)*++ ......................................       492,397         8,187
Phase Metrics Inc. Cl. A Com. (acquired
  1/23/98 through 6/9/98, cost
  $11,424,092)*++@ .................................       842,908       168,677
Prime Succession Holdings Inc. Com
  (acquired 10/7/98 thru 11/20/01,
  cost $1,809,483)*++ ..............................       266,679         3,593
Reunion Industries Inc. Com* .......................         8,341         1,835
Waxman Industries Inc. Wts. (acquired
  8/12/94, cost $0)*++@ ............................       236,000        35,400
                                                                      ----------
Total Common Stocks & Other (Cost $31,525,115) ...................       917,150
                                                                      ----------

--------------------------------------------------------------------------------
Short-Term Investments 8.3%
State Street Navigator Securities Lending
  Prime Portfolio ................................................    28,914,355
                                                                      ----------
Total Short-Term Investments (cost $28,914,355)...................    28,914,355
                                                                      ----------

                                                   % of
                                                 Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $387,042,050) .................       107.7%      373,284,889
Cash and Other Assets, Less Liabilities .........        (7.7%)     (26,645,631)
                                                        -----     -------------
Net Assets ......................................       100.0%    $ 346,639,258
                                                        =====     =============

Federal Income Tax Information
At September 30, 2003, the net unrealized
depreciation of investments based on cost for federal
income tax purposes of $387,147,962 was as
follows:
Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                           $ 19,325,287
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                          (33,188,360)
                                                                   ------------
                                                                   $(13,863,073)
                                                                   ============

KEY TO SYMBOLS

*  Non-income-producing securities.

-  Security is in default.

@ Security valued under consistently applied procedures established by the Trustees.

++ Security restricted as to public resale. At September 30, 2003, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at September 30, 2003 were $17,623,833 and $629,488 (0.18% of net assets), respectively.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 2003, were $114,965,078 and $118,751,895 (34.3% of net assets), respectively.

# Interest rates on these floating-rate bonds will reset annually or biannually based on the six-month London Interbank Offered Rate (LIBOR) plus 0.8125%.


The notes are an integral part of the financial statements.
                                      State Street Research High Income Fund   7

FINANCIAL
     Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 2003 (unaudited)

Assets
Investments, at value (Cost $387,042,050) (Note 1) ..........     $ 373,284,889
Cash ........................................................         1,006,143
Receivable for securities sold ..............................         8,791,837
Interest receivable .........................................         7,414,646
Receivable for fund shares sold .............................           669,421
Other assets ................................................            24,122
                                                                  -------------
                                                                    391,191,058
                                                                  -------------
Liabilities
Payable for collateral received on securities loaned ........        28,914,355
Payable for securities purchased ............................        11,454,601
Payable for fund shares redeemed ............................         2,542,742
Dividends payable ...........................................           715,603
Accrued transfer agent and shareholder services .............           291,934
Accrued management fee ......................................           174,133
Accrued distribution and service fees .......................            99,186
Accrued administration fee ..................................            23,446
Accrued trustees' fees ......................................            11,747
Other accrued expenses ......................................           324,053
                                                                  -------------
                                                                     44,551,800
                                                                  -------------
Net Assets ..................................................     $ 346,639,258
                                                                  =============
Net Assets consist of:
 Undistributed net investment income ........................     $     273,432
 Unrealized depreciation of investments .....................       (13,757,161)
 Accumulated net realized loss ..............................      (447,707,594)
 Paid-in capital ............................................       807,830,581
                                                                  -------------
                                                                  $ 346,639,258
                                                                  =============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets      /     Number of Shares     =      NAV
  A        $228,296,809              67,783,049             $3.37*
  B(1)     $ 39,991,539              12,014,332             $3.33**
  B        $ 57,061,925              17,073,921             $3.34**
  C        $ 11,685,746               3,493,701             $3.34**
  S        $  9,603,239               2,881,687             $3.33

*  Maximum offering price per share = $3.53 ($3.37 [divided by] 0.955)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended September 30, 2003 (unaudited)

Investment Income
Interest (Note 1) ...........................................      $ 15,757,047
                                                                   ------------
Expenses
Management fee (Note 2) .....................................         1,098,074
Transfer agent and shareholder services (Note 2) ............           478,817
Custodian fee ...............................................            78,375
Reports to shareholders .....................................            47,172
Administration fee (Note 2) .................................            46,299
Legal fees ..................................................            44,373
Distribution and service fees -- Class A (Note 4) ...........           366,719
Distribution and service fees -- Class B(1) (Note 4) ........           193,039
Distribution and service fees -- Class B (Note 4) ...........           306,426
Distribution and service fees -- Class C (Note 4) ...........            62,635
Registration fees ...........................................            32,391
Audit fee ...................................................            21,846
Trustees' fees (Note 2) .....................................             8,784
Miscellaneous ...............................................            41,850
                                                                   ------------
                                                                      2,826,800
Fees paid indirectly (Note 2) ...............................            (3,920)
                                                                   ------------
                                                                      2,822,880
                                                                   ------------
Net investment income .......................................        12,934,167
                                                                   ------------
Realized and Unrealized Gain on
Investments
Net realized gain on investments ............................        10,638,129
Change in unrealized appreciation of investments ............         4,948,319
                                                                   ------------
Net gain on investments .....................................        15,586,448
                                                                   ------------
Net increase in net assets resulting from operations ........      $ 28,520,615
                                                                   ============


8   The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                           Six months ended
                                          September 30, 2003       Year ended
                                              (unaudited)        March 31, 2003*
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
Operations:
Net investment income ....................   $  12,934,167       $  23,159,505
Net realized gain (loss) on
  investments ............................      10,638,129         (10,892,198)
Change in unrealized appreciation of
  investments ............................       4,948,319           5,438,809
                                             ---------------------------------
Net increase resulting from
  operations .............................      28,520,615          17,706,116
                                             ---------------------------------
Dividends from net investment income:
 Class A .................................      (8,803,459)        (16,818,674)
 Class B(1) ..............................      (1,281,757)         (1,761,228)
 Class B .................................      (2,017,480)         (4,555,287)
 Class C .................................        (411,695)           (649,537)
 Class S .................................        (346,206)           (369,268)
                                             ---------------------------------
                                               (12,860,597)        (24,153,994)
                                             ---------------------------------
Net increase (decrease)
  from fund share
  transactions (Note 6) ..................     (32,256,410)         42,793,371
                                             ---------------------------------
Total increase (decrease) in
  net assets .............................     (16,596,392)         36,345,493
Net Assets
Beginning of period ......................     363,235,650         326,890,157
                                             ---------------------------------
End of period (including
  undistributed net
  investment income of
  $273,432 and
  $199,862 respectively) .................   $ 346,639,258       $ 363,235,650
                                             =================================

*  Audited by other auditors.

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------

September 30, 2003

Note 1
State Street Research High Income Fund is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust in December 1985, and is registered under the Investment Company Act of 1940 as an open-end management investment company.

The investment objective of the fund is to seek, primarily, high current income and, secondarily, capital appreciation, from investments in fixed income securities. Under normal circumstances, the fund invests at least 80% of its net assets in low quality securities, primarily junk bonds. In selecting investments for the fund, the investment manager seeks to identify those fixed income securities which it believes will not involve undue risk. Certain of the fund's investments, however, may be considered predominantly speculative.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees equal to 1.00% of average daily net assets and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of purchase. Class C shares also pay annual service and distribution fees equal to 1.00% of average daily net assets. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.


The notes are an integral part of the financial statements.
                                      State Street Research High Income Fund   9

--------------------------------------------------------------------------------
B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily caused by differing treatment of accrued interest on defaulted bonds and premium amortization on fixed income securities.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At March 31, 2003, the fund had a net capital loss carryforward of $457,906,388 available, to the extent provided in regulations, to offset future capital gains, if any, of which $3,347,001, $50,214,582, $65,333,995, $274,563,922 and
$64,446,888 expire on March 31, 2007, 2008, 2009, 2010 and 2011, respectively.
A portion of the losses expiring in 2007, 2008, 2009 and 2010, $3,347,001, $5,252,309, $7,214,873 and $927,509, respectively, were acquired in connection with the merger of State Street Research Strategic Income Fund. Future utilization of these losses may be limited under current tax laws.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002 through March 31, 2003, the fund incurred net capital losses of approximately $101,000 and intends to defer and treat such losses as arising in the fiscal year ended March 31, 2004.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At September 30, 2003, the value of the securities loaned and the value of collateral were $27,626,560 and $28,914,355, respectively. During the six months ended September 30, 2003, income from securities lending amounted to $30,394 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the first $500 million of net assets annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2003, the fees pursuant to such agreement amounted to $1,098,074.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended September 30, 2003, the amount of such expenses allocated to the Fund was $190,764.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended September 30, 2003, the fund's transfer agent fees were reduced by $3,920 under these arrangements.

The fees of the Trustees not currently affiliated with the Adviser amounted to $8,784 during the six months ended September 30, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended September 30, 2003, the amount of such expenses was $46,299.

Note 3
For the six months ended September 30, 2003, purchases and sales of securities, exclusive of short-term obligations and U.S. government obligations, aggregated $243,487,400, and $257,843,761, respectively.

Note 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1) and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2003, fees pursuant to such plans amounted to $366,719, $193,039, $306,426 and $62,635 for Class A,
Class B(1), Class B and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of September 30, 2003, there were $2,725,875, $107,530 and $2,358,396 for Class A, Class B and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $289,335 and $133,856, respectively, on sales of Class A shares of the fund during the six months ended September 30, 2003, and that MetLife Securities, Inc., earned commissions aggregating $102,194 and $5,876 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $67,973, $9,992 and $277 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5
PricewaterhouseCoopers LLP resigned as the fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the fund's independent accountants for the fund's fiscal year ended March 31, 2004. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

Note 6
The trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share.

These transactions break down by share class as follows:

                                                                        Six months ended
                                                                       September 30, 2003                   Year ended
                                                                          (unaudited)                     March 31, 2003*
                                                                   ------------------------------------------------------------
Class A                                                               Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         56,806,068    $ 188,004,961     52,284,767    $ 165,355,126
Issued in connection with acquisition of Strategic Income Fund              --               --      5,706,743       18,204,510
Issued upon reinvestment of dividends from net investment income     2,060,664        6,865,658      3,516,042       11,158,479
Shares redeemed                                                    (66,224,427)    (220,144,720)   (51,768,395)    (164,212,893)
                                                                   -----------    -------------    -----------    -------------
Net increase (decrease)                                             (7,357,695)   $ (25,274,101)     9,739,157    $  30,505,222
                                                                   ===========    =============    ===========    =============

Class B(1)                                                            Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          2,003,683    $   6,573,985      2,602,510    $   8,180,420
Issued in connection with acquisition of Strategic Income Fund              --               --      3,380,392       10,682,038
Issued upon reinvestment of dividends from net investment income       258,219          849,463        331,552        1,042,352
Shares redeemed                                                     (1,387,035)      (4,537,529)    (2,411,666)      (8,501,187)
                                                                   -----------    -------------    -----------    -------------
Net increase                                                           874,867    $   2,885,919      3,902,788    $  11,403,623
                                                                   ===========    =============    ===========    =============

Class B                                                               Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            375,891    $   1,241,848        771,634    $   2,454,011
Issued in connection with acquisition of Strategic Income Fund              --               --      4,551,737       14,429,006
Issued upon reinvestment of dividends from net investment income       360,804        1,192,925        782,596        2,467,980
Shares redeemed                                                     (3,674,442)     (12,075,950)    (8,603,561)     (26,369,187)
                                                                   -----------    -------------    -----------    -------------
Net decrease                                                        (2,937,747)   $  (9,641,177)    (2,497,594)   $  (7,018,190)
                                                                   ===========    =============    ===========    =============

Class C                                                               Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            868,139    $   2,848,321      1,468,188    $   4,616,179
Issued in connection with acquisition of Strategic Income Fund              --               --        680,946        2,158,600
Issued upon reinvestment of dividends from net investment income        58,930          194,844         89,096          280,839
Shares redeemed                                                     (1,173,825)      (3,863,457)    (1,115,064)      (3,372,980)
                                                                   -----------    -------------    -----------    -------------
Net increase (decrease)                                               (246,756)   $    (820,292)     1,123,166    $   3,682,638
                                                                   ===========    =============    ===========    =============

Class S                                                               Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          3,781,187    $  12,442,434      4,318,082    $  13,579,470
Issued in connection with acquisition of Strategic Income Fund              --               --        973,303        3,075,636
Issued upon reinvestment of dividends from net investment income        96,871          319,351        102,798          323,540
Shares redeemed                                                     (3,693,283)     (12,168,544)    (3,894,087)     (12,758,568)
                                                                   -----------    -------------    -----------    -------------
Net increase                                                           184,775    $     593,241      1,500,096    $   4,220,078
                                                                   ===========    =============    ===========    =============

*  Audited by other auditors.


                                     State Street Research High Income Fund   11

FINANCIAL
     Highlights

For a share outstanding throughout each period:

                                                                Class A
                                                          ------------------
                                                           Six months ended
                                                          September 30, 2003
                                                            (unaudited)(a)
----------------------------------------------------------------------------
Net asset value, beginning of period ($)                          3.23
                                                               -------
  Net investment income ($)                                       0.12
  Net realized and unrealized gain (loss) on investments ($)      0.14
                                                               -------
Total from investment operations ($)                              0.26
                                                               -------
  Dividends from net investment income ($)                       (0.12)
  Distribution from capital gains ($)                               --
                                                               -------
Total distributions ($)                                          (0.12)
                                                               -------
Net asset value, end of period ($)                                3.37
                                                               =======
Total return (%)(b)                                               8.15(c)

Ratios/supplemental data:
----------------------------------------------------------------------------
Net assets at end of period ($ thousands)                      228,297
Expense ratio (%)                                                 1.34(d)
Expense ratio after expense reductions (%)                        1.34(d)
Ratio of net investment income to average net assets (%)          7.27(d)
Portfolio turnover rate (%)                                      69.35

                                                                                            Class A
                                                             -------------------------------------------------------------------
                                                                                      Years ended March 31
                                                             -------------------------------------------------------------------
                                                               2003(a)(g)   2002(a)(f)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           3.31           3.48          5.05         5.65          6.62
                                                                -------        -------       -------      -------       -------
  Net investment income ($)                                        0.25           0.23          0.43         0.52          0.58
  Net realized and unrealized gain (loss) on investments ($)      (0.07)         (0.12)        (1.57)       (0.60)        (0.80)
                                                                -------        -------       -------      -------       -------
Total from investment operations ($)                               0.18           0.11         (1.14)       (0.08)        (0.22)
                                                                -------        -------       -------      -------       -------
  Dividends from net investment income ($)                        (0.26          (0.28)        (0.43)       (0.52)        (0.58)
  Distribution from capital gains ($)                                --             --            --           --         (0.17)
                                                                -------        -------       -------      -------       -------
Total distributions ($)                                           (0.26          (0.28)        (0.43)       (0.52)        (0.75)
                                                                -------        -------       -------      -------       -------
Net asset value, end of period ($)                                 3.23           3.31          3.48         5.05          5.65
                                                                =======        =======       =======      =======       =======
Total return (%)(b)                                                6.02           3.33        (23.51)       (1.65)        (3.19)

Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                       242,824        216,612       257,702      501,042       648,217
Expense ratio (%)                                                  1.48           1.48          1.30         1.12          1.06
Expense ratio after expense reductions (%)                         1.47           1.47          1.29         1.11          1.05
Ratio of net investment income to average net assets (%)           7.92           6.83         10.15         9.50          9.63
Portfolio turnover rate (%)                                       98.71          80.07         52.96        50.49         53.46

                                                              Class B(1)
                                                          ------------------
                                                           Six months ended
                                                          September 30, 2003
                                                            (unaudited)(a)
----------------------------------------------------------------------------
Net asset value, beginning of period ($)                          3.20
                                                               -------
  Net investment income ($)                                       0.11
  Net realized and unrealized gain (loss) on investments ($)      0.13
                                                               -------
Total from investment operations ($)                              0.24
                                                               -------
  Dividends from net investment income ($)                       (0.11)
                                                               -------
Total distributions ($)                                          (0.11)
                                                               -------
Net asset value, end of period ($)                                3.33
                                                               =======
Total return (%)(b)                                               7.54(c)

Ratios/supplemental data:
----------------------------------------------------------------------------
Net assets at end of period ($ thousands)                       39,992
Expense ratio (%)                                                 2.04(d)
Expense ratio after expense reductions (%)                        2.04(d)
Ratio of net investment income to average net assets (%)          6.57(d)
Portfolio turnover rate (%)                                      69.35

                                                                                           Class B(1)
                                                            -------------------------------------------------------------------
                                                                                     Years ended March 31
                                                            -------------------------------------------------------------------
                                                              2003(a)(g)   2002(a)(f)(g)   2001(a)(g)   2000(a)(g)   1999(a)(e)(g)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                          3.28           3.45          5.01         5.62          5.62
                                                               -------        -------       -------      -------       -------
  Net investment income ($)                                       0.22           0.20          0.40         0.47          0.12
  Net realized and unrealized gain (loss) on investments ($)     (0.06)         (0.12)        (1.55)       (0.60)         0.01
                                                               -------        -------       -------      -------       -------
Total from investment operations ($)                              0.16           0.08         (1.15)       (0.13)         0.13
                                                               -------        -------       -------      -------       -------
  Dividends from net investment income ($)                       (0.24)         (0.25)        (0.41)       (0.48)        (0.13)
                                                               -------        -------       -------      -------       -------
Total distributions ($)                                          (0.24)         (0.25)        (0.41)       (0.48)        (0.13)
                                                               -------        -------       -------      -------       -------
Net asset value, end of period ($)                                3.20           3.28          3.45         5.01          5.62
                                                               =======        =======       =======      =======       =======
Total return (%)(b)                                               5.36           2.65        (24.03)       (2.57)         2.25(c)

Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                       35,593         23,728        24,472       36,038        12,732
Expense ratio (%)                                                 2.18           2.18          2.00         1.87          1.74(d)
Expense ratio after expense reductions (%)                        2.17           2.17          1.99         1.86          1.73(d)
Ratio of net investment income to average net assets (%)          7.21           6.13          9.62         8.76          8.81(d)
Portfolio turnover rate (%)                                      98.71          80.07         52.96        50.49         53.46

                                                                Class B
                                                          ------------------
                                                           Six months ended
                                                          September 30, 2003
                                                            (unaudited)(a)
----------------------------------------------------------------------------
Net asset value, beginning of period ($)                          3.21
                                                               -------
  Net investment income ($)                                       0.11
  Net realized and unrealized gain (loss) on investments ($)      0.13
                                                               -------
Total from investment operations ($)                              0.24
                                                               -------
  Dividends from net investment income ($)                       (0.11)
  Distribution from capital gains ($)                               --
                                                               -------
Total distributions ($)                                          (0.11)
                                                               -------
Net asset value, end of period ($)                                3.34
                                                               =======
Total return (%)(b)                                               7.51(c)

Ratios/supplemental data:
----------------------------------------------------------------------------
Net assets at end of period ($ thousands)                       57,062
Expense ratio (%)                                                 2.04(d)
Expense ratio after expense reductions (%)                        2.04(d)
Ratio of net investment income to average net assets (%)          6.58(d)
Portfolio turnover rate (%)                                      69.35

                                                                                           Class B
                                                            -------------------------------------------------------------------
                                                                                     Years ended March 31
                                                            -------------------------------------------------------------------
                                                              2003(a)(g)   2002(a)(f)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                          3.29           3.46          5.02         5.62          6.58
                                                               -------        -------       -------      -------       -------
  Net investment income ($)                                       0.23           0.20          0.40         0.47          0.53
  Net realized and unrealized gain (loss) on investments ($)     (0.07)         (0.12)        (1.55)       (0.59)        (0.79)
                                                               -------        -------       -------      -------       -------
Total from investment operations ($)                              0.16           0.08         (1.15)       (0.12)        (0.26)
                                                               -------        -------       -------      -------       -------
  Dividends from net investment income ($)                       (0.24)         (0.25)        (0.41)       (0.48)        (0.53)
  Distribution from capital gains ($)                               --             --            --           --         (0.17)
                                                               -------        -------       -------      -------       -------
Total distributions ($)                                          (0.24)         (0.25)        (0.41)       (0.48)        (0.70)
                                                               -------        -------       -------      -------       -------
Net asset value, end of period ($)                                3.21           3.29          3.46         5.02          5.62
                                                               =======        =======       =======      =======       =======
Total return (%)(b)                                               5.33           2.64        (23.98)       (2.38)        (3.77)

Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                       64,182         74,004       109,691      230,786       336,420
Expense ratio (%)                                                 2.18           2.18          2.00         1.87          1.81
Expense ratio after expense reductions (%)                        2.17           2.17          1.99         1.86          1.80
Ratio of net investment income to average net assets (%)          7.23           6.14          9.41         8.76          8.90
Portfolio turnover rate (%)                                      98.71          80.07         52.96        50.49         53.46

FINANCIAL
     Highlights

                                                                Class C
                                                          ------------------
                                                           Six months ended
                                                          September 30, 2003
                                                            (unaudited)(a)
----------------------------------------------------------------------------
Net asset value, beginning of period ($)                          3.21
                                                                ------
  Net investment income ($)                                       0.11
  Net realized and unrealized gain (loss) on investments ($)      0.13
                                                                ------
Total from investment operations ($)                              0.24
                                                                ------
  Dividends from net investment income ($)                       (0.11)
  Distribution from capital gains ($)                               --
                                                                ------
Total distributions ($)                                          (0.11)
                                                                ------
Net asset value, end of period ($)                                3.34
                                                                ======
Total return (%)(b)                                               7.51(c)

Ratios/supplemental data:
----------------------------------------------------------------------------
Net assets at end of period ($ thousands)                       11,686
Expense ratio (%)                                                 2.04(d)
Expense ratio after expense reductions (%)                        2.04(d)
Ratio of net investment income to average net assets (%)          6.58(d)
Portfolio turnover rate (%)                                      69.35

                                                                                           Class C
                                                            -------------------------------------------------------------------
                                                                                     Years ended March 31
                                                            -------------------------------------------------------------------
                                                              2003(a)(g)   2002(a)(f)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                          3.29          3.46           5.02         5.63         6.59
                                                                ------         -----         ------       ------       ------
  Net investment income ($)                                       0.23          0.20           0.40         0.48         0.53
  Net realized and unrealized gain (loss) on investments ($)     (0.07)        (0.12)         (1.55)       (0.61)       (0.79)
                                                                ------         -----         ------       ------       ------
Total from investment operations ($)                              0.16          0.08          (1.15)       (0.13)       (0.26)
                                                                ------         -----         ------       ------       ------
  Dividends from net investment income ($)                       (0.24         (0.25)         (0.41)       (0.48)       (0.53)
  Distribution from capital gains ($)                               --            --             --           --        (0.17)
                                                                ------         -----         ------       ------       ------
Total distributions ($)                                          (0.24)        (0.25)         (0.41)       (0.48)       (0.70)
                                                                ------         -----         ------       ------       ------
Net asset value, end of period ($)                                3.21          3.29           3.46         5.02         5.63
                                                                ======         =====         ======       ======       ======
Total return (%)(b)                                               5.33          2.63         (23.98)       (2.57)       (3.76)

Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                       12,008         8,616         11,896       26,154       40,342
Expense ratio (%)                                                 2.18          2.18           2.00         1.87         1.81
Expense ratio after expense reductions (%)                        2.17          2.17           1.99         1.86         1.80
Ratio of net investment income to average net assets (%)          7.21          6.16           9.40         8.77         8.91
Portfolio turnover rate (%)                                      98.71         80.07          52.96        50.49        53.46

                                                                Class S
                                                          ------------------
                                                           Six months ended
                                                          September 30, 2003
                                                            (unaudited)(a)
----------------------------------------------------------------------------
Net asset value, beginning of period ($)                          3.20
                                                                ------
  Net investment income ($)                                       0.13
  Net realized and unrealized gain (loss) on investments ($)      0.13
                                                                ------
Total from investment operations ($)                              0.26
                                                                ------
  Dividends from net investment income ($)                       (0.13)
  Distributions from capital gains ($)                              --
                                                                ------
Total distributions ($)                                          (0.13)
                                                                ------
Net asset value, end of period ($)                                3.33
                                                                ======
Total return (%)(b)                                               8.07(c)

Ratios/supplemental Data:
----------------------------------------------------------------------------
Net assets at end of period ($ thousands)                        9,603
Expense ratio (%)                                                 1.04(d)
Expense ratio after expense reductions (%)                        1.04(d)
Ratio of net investment income to average net assets (%)          7.57(d)
Portfolio turnover rate (%)                                      69.35

                                                                                           Class S
                                                            -------------------------------------------------------------------
                                                                                     Years ended March 31
                                                            -------------------------------------------------------------------
                                                              2003(a)(g)   2002(a)(f)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                          3.28          3.46           5.01         5.61         6.58
                                                                ------         -----         ------       ------       ------
  Net investment income ($)                                       0.25          0.24           0.41         0.53         0.58
  Net realized and unrealized gain (loss) on investments ($)     (0.06)        (0.13)         (1.51)       (0.60)       (0.79)
                                                                ------         -----         ------       ------       ------
Total from investment operations ($)                              0.19          0.11          (1.10)       (0.07)       (0.21)
                                                                ------         -----         ------       ------       ------
  Dividends from net investment income ($)                       (0.27)        (0.29)         (0.45)       (0.53)       (0.59)
  Distributions from capital gains ($)                              --            --             --           --        (0.17)
                                                                ------         -----         ------       ------       ------
Total distributions ($)                                          (0.27)        (0.29)         (0.45)       (0.53)       (0.76)
                                                                ------         -----         ------       ------       ------
Net asset value, end of period ($)                                3.20          3.28           3.46         5.01         5.61
                                                                ======         =====         ======       ======       ======
Total return (%)(b)                                               6.40          3.36         (23.06)       (1.41)       (2.97)

Ratios/supplemental Data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                        8,628         3,930          3,438       45,737       48,384
Expense ratio (%)                                                 1.18          1.18           1.00         0.87         0.81
Expense ratio after expense reductions (%)                        1.17          1.17           0.99         0.86         0.80
Ratio of net investment income to average net assets (%)          7.92          7.20          10.40         9.81        10.00
Portfolio turnover rate (%)                                      98.71         80.07          52.96        50.49        53.46

(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges.

(c) Not annualized

(d) Annualized

(e) January 1, 1999 (commencement of share class) to March 31, 1999

(f) Effective April 1, 2001, the fund has adopted the provisions on the AICPA Audit and Accounting Guide, Audit of Investment Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended March 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized loss per share by $0.05, and decrease the ratio of net investment income to average net assets by 1.47%. The financial highlights for the period prior to April 1, 2001, have not been restated for this change in policy.

(g) Audited by other auditors.

                                     State Street Research High Income Fund   13

TRUSTEES AND OFFICERS
     State Street Research Income Trust

Name,               Position(s)  Term of Office
Address              Held with    and Length of              Principal Occupations
and Age(a)              Fund     Time Served(b)               During Past 5 Years
===================================================================================================
Independent Trustees
Bruce R. Bond         Trustee        Since       Retired; formerly Chairman of the Board, Chief
(57)                                  1999       Executive Officer and President, PictureTel
                                                 Corporation (video conferencing systems)
---------------------------------------------------------------------------------------------------
Steve A. Garban       Trustee        Since       Retired; formerly Senior Vice President for
(66)                                  1997       Finance and Operations and Treasurer, The
                                                 Pennsylvania State University
---------------------------------------------------------------------------------------------------
Dean O. Morton        Trustee        Since       Retired; formerly Executive Vice President, Chief
(71)                                  1986       Operating Officer and Director, Hewlett-Packard
                                                 Company (computer manufacturer)

---------------------------------------------------------------------------------------------------
Susan M. Phillips     Trustee        Since       Dean, School of Business and Public Management,
(58)                                  1999       George Washington University; formerly a member of
                                                 the Board of Governors of the Federal Reserve
                                                 System; and Chairman and Commissioner of the
                                                 Commodity Futures Trading Commission
---------------------------------------------------------------------------------------------------
Toby Rosenblatt       Trustee        Since       President, Founders Investments Ltd.
(65)                                  1993       (investments); formerly President, The Glen Ellen
                                                 Company (private investment firm)
---------------------------------------------------------------------------------------------------
Michael S.            Trustee        Since       Jay W. Forrester Professor of Management, Sloan
Scott Morton (66)                     1987       School of Management, Massachusetts Institute of
                                                 Technology
---------------------------------------------------------------------------------------------------
James M. Storey       Trustee        Since       Attorney; formerly Partner, Dechert (law firm)
(72)                                  2002


===================================================================================================
Interested Trustees
Richard S. Davis(+)   Trustee        Since       Chairman of the Board, President and Chief
(58)                                  2000       Executive Officer of State Street Research &
                                                 Management Company; formerly Senior Vice
                                                 President, Fixed Income Investments, Metropolitan
                                                 Life Insurance Company
===================================================================================================
Officers
Donald G. DeVeuve     Vice           Since       Senior Vice President of State Street Research &
(46)                  President       2001       Management Company; formerly Vice President, State
                                                 Street Research & Management Company
---------------------------------------------------------------------------------------------------
Rosalina Feliciano    Vice           Since       Senior Vice President of State Street Research &
(40)                  President       2001       Management Company; formerly Vice President, State
                                                 Street Research & Management Company
---------------------------------------------------------------------------------------------------
C. Kim Goodwin        Vice           Since       Managing Director and Chief Investment Officer -
(44)                  President       2002       Equities of State Street Research & Management
                                                 Company; formerly Chief Investment Officer - U.S.
                                                 Growth Equities, American Century
---------------------------------------------------------------------------------------------------
John S. Lombardo      Vice           Since       Managing Director, Chief Financial Officer and
(48)                  President       2001       Director of State Street Research & Management
                                                 Company; formerly Executive Vice President, State
                                                 Street Research & Management Company; and Senior
                                                 Vice President, Product and Financial Management,
                                                 MetLife Auto & Home
---------------------------------------------------------------------------------------------------
Mark Marinella        Vice           Since       Managing Director and Chief Investment Officer -
(45)                  President       2003       Fixed Income, State Street Research & Management
                                                 Company; formerly Executive Vice President and
                                                 Senior Vice President, State Street Research &
                                                 Management Company; and Chief Investment Officer
                                                 and Head of Fixed Income, Columbia Management
                                                 Group
---------------------------------------------------------------------------------------------------
Elizabeth M.          Vice           Since       Managing Director of State Street Research &
Westvold (43)         President       2003       Management Company; formerly Senior Vice
                                                 President, State Street Research & Management
                                                 Company
---------------------------------------------------------------------------------------------------
Douglas A. Romich     Treasurer      Since       Senior Vice President and Treasurer of State
(46)                                  2001       Street Research & Management Company; formerly
                                                 Vice President and Assistant Treasurer, State
                                                 Street Research & Management Company
---------------------------------------------------------------------------------------------------
Francis J.            Secretary      Since       Managing Director, General Counsel and Secretary
McNamara, III (48)                    1995       of State Street Research & Management Company;
                                                 formerly Executive Vice President, State Street
                                                 Research & Management Company

                        Number of Funds
Name,                   in Fund Complex                    Other
Address                   Overseen by                Directorships Held
and Age(a)             Trustee/Officer(c)            by Trustee/Officer
================================================================================
Independent Trustees           19           Ceridian Corporation
Bruce R. Bond
(57)

--------------------------------------------------------------------------------
Steve A. Garban                55           Metropolitan Series Fund, Inc.(d)
(66)

--------------------------------------------------------------------------------
Dean O. Morton                 55           The Clorox Company; KLA-Tencor
(71)                                        Corporation; BEA Systems, Inc.;
                                            Cepheid; Pharsight Corporation; and
                                            Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Susan M. Phillips              19           The Kroger Co.
(58)



--------------------------------------------------------------------------------
Toby Rosenblatt                55           A.P. Pharma, Inc.; and Metropolitan
(65)                                        Series Fund, Inc.(d)

--------------------------------------------------------------------------------
Michael S.                     55           Metropolitan Series Fund, Inc.(d)
Scott Morton (66)

--------------------------------------------------------------------------------
James M. Storey                19           SEI Investments Funds (consisting of
(72)                                        104 portfolios); and The
                                            Massachusetts Health & Education
                                            Tax-Exempt Trust
================================================================================
Interested Trustees
Richard S. Davis(+)            19           None
(58)



================================================================================
Officers
Donald G. DeVeuve               6           None
(46)


--------------------------------------------------------------------------------
Rosalina Feliciano              6           None
(40)


--------------------------------------------------------------------------------
C. Kim Goodwin                 18           None
(44)


--------------------------------------------------------------------------------
John S. Lombardo               19           None
(48)




--------------------------------------------------------------------------------
Mark Marinella                  9           None
(45)

--------------------------------------------------------------------------------
Elizabeth M.                    8           None
WestVold (43)


--------------------------------------------------------------------------------
Douglas A. Romich              19           None
(46)


--------------------------------------------------------------------------------
Francis J.                     19           None
McNamara, III (48)

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc., is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.

(+) Mr. Davis is an "interested person" of the Trust under the Investment
    Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

[LOGO] STATE STREET RESEARCH
       One Financial Center
       Boston, MA 02111-2690

                                                                ----------------
                                                                   PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
                                                                ----------------

--------------------------------------------------------------------------------

New accounts, mutual fund purchases,
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

[BACKGROUND GRAPHIC]

                                                    [LOGO] STATE STREET RESEARCH

[PHOTO]

Asset Allocation Fund

September 30, 2003


                                               Semiannual Report to Shareholders

Table of Contents

 3    Performance Discussion

 4    Portfolio Holdings

15    Financial Statements

20    Financial Highlights

22    Trustees and Officers

FROM THE CHAIRMAN
     State Street Research

Optimism in the Economy
Economic news brightened and investors responded with renewed enthusiasm for the stock market during the six-month period that ended September 30, 2003. Low short-term interest rates, a significant income tax cut and higher government spending worked together to boost economic growth to its highest level in four years. Housing sales remained strong, although auto sales slipped late in the period. Corporate profits staged a solid rebound. Employment was the only holdout, as the jobless rate remained stubbornly high.

Stocks Move Higher on Positive Economic News
Stocks staged an impressive rally in the second quarter of 2003 as economic news brightened. Technology stocks were the strongest performers. Consumer stocks also gained ground as spending remained strong. In general, small- and mid-cap stocks outperformed large-caps, and growth stocks significantly outpaced value. Although all stock market indexes reported solid gains for the period, they were trimmed in the final weeks of September after news that consumer confidence had dropped.

Bonds Retreat as Interest Rates Rise
Investor confidence in the economy translated into solid gains for High-Yield bonds, which along with Emerging Market bonds, were the period's strongest performers. U.S. Treasury bonds eked out a positive return, but that masked a sharp decline in the second half of the period, as interest rates rose above 4.0% before settling back to 3.93% at the end of the period. When interest rates rise, bond prices decline. Mortgage bonds lagged as the result of higher mortgage prepayment activity in the spring and municipal bonds were hurt by concerns over state budget deficits and revenue shortfalls.

Looking Ahead
After three years of disappointing returns, a revival for riskier segments of both the stock and bond markets took many investors by surprise. Yet, it provided an excellent reminder that the best way to take advantage of the market's strongest gains is to own a diversified portfolio of stocks and bonds. We hope you will take time to talk to your financial advisor about diversification. And as always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

September 30, 2003

--------------------------------------------------------------------------------

A Special Message on Recent News

Recent articles in the press have highlighted investigations into after-hours trading and frequent-trading practices in the mutual fund industry. These are serious matters, and we want to assure you that State Street Research is committed to maintaining full compliance with all legal requirements and ethical standards regarding these and other mutual fund trading practices. In fact, our mutual fund trading processes are designed to prevent these types of activities from taking place, and we are committed to maintaining their integrity. Our trade processing procedures carefully track the forward-pricing requirements contained in federal regulations and in our funds' prospectuses. We closely monitor trading in our funds and take measures to prevent market timing whenever it is identified. Furthermore, we do not enter into any special arrangements that would permit investors to avoid the forward-pricing or market-timing provisions of our prospectuses.

In recent weeks, we have carefully reviewed our trading policies, procedures and operations. In addition, our firm recommended early on that the funds' Trustees engage an independent accounting firm, which has been reviewing trading issues on behalf of our funds' Audit Committee. While there is always more work that can be done, I am pleased to report that we believe our processes are working effectively, based on our preliminary findings. We understand that our relationship with our shareholders is based on trust, and we are committed to acting in the best interests of our shareholders at all times.

--------------------------------------------------------------------------------

PERFORMANCE
     Discussion as of September 30, 2003

How State Street Research Asset Allocation Fund Performed
State Street Research Asset Allocation Fund returned 16.15% for the six-month period ended September 30, 2003.(1) It outperformed its peer group, the Lipper Flexible Portfolio Funds Average, which had an average return of 13.86% over the same period.(2) It also outperformed the S&P 500/Lehman Blended Index, which returned 11.87% for the six-month period.(3)

Reasons for the Fund's Performance
Both the stock and bond portions of the fund posted attractive gains for the six-month period. Our decision to increase our equity weighting to 65% during the period (neutral weight is 60%) helped performance as stocks significantly outperformed for the period. A higher exposure to small-cap stocks drove the fund's relative gains as investors favored small-cap stocks over their mid- and large-cap counterparts. Large-cap growth, small-cap growth, international and value stocks also performed well, though the fund's inflation exposure lagged.

Within the fixed income portion of the fund's portfolio, High-Yield and Emerging Market positions provided the bulk of returns. Lower-quality CCC-rated issues outperformed higher-quality B-rated names. Our investments in Emerging Market securities made modest positive contributions to overall performance as the improving global economy and higher commodity prices provided a favorable backdrop for continued outperformance. The fund's investments in High-Grade bonds also contributed to positive performance, but the fund was below its normal target weight within the High-Grade sector.

Looking Ahead
Although we still believe that equities have the potential to generate strong returns in the period ahead, we felt it prudent to trim our equity weight back to 61% at the end of the period, given the recent strength in the equity markets. Within equities, we have emphasized small-cap and international stocks, which we expect to be the primary beneficiaries of strengthening economies around the world, and underweighted large-cap growth and value stocks. Within the bond portion of the portfolio, we remain modestly overweight in High-Yield, underweight in High-Grade and neutral weight in Emerging Markets.

Top 5 Equity Industries
--------------------------------------------------------------------------------
Issuer/Security                         % of fund net assets
      1   Miscellaneous Financial               3.0%
          --------------------------------------------------
      2   Drugs & Biotechnology                 3.0%
          --------------------------------------------------
      3   Electronics: Semiconductors/
          Components                            3.0%
          --------------------------------------------------
      4   Banks & Savings & Loan                2.7%
          --------------------------------------------------
      5   Commercial Services                   2.6%
          --------------------------------------------------
          Total                                14.3%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 9/30/03(4,6)
(does not reflect sales charge)

               1 Year      5 Years      10 Years
Class A        17.26%        5.88%         8.14%
------------------------------------------------
Class B(1)     16.51%        5.13%         7.35%
------------------------------------------------
Class B        17.65%        5.48%         7.53%
------------------------------------------------
Class C        16.42%        5.12%         7.35%
------------------------------------------------
Class S        17.60%        6.17%         8.42%
------------------------------------------------

Fund average annual total return as of 9/30/03(4,5,6)
(at maximum applicable sales charge)

               1 Year      5 Years      10 Years
Class A        10.52%        4.63%         7.50%
------------------------------------------------
Class B(1)     11.51%        4.83%         7.35%
------------------------------------------------
Class B        12.65%        5.17%         7.53%
------------------------------------------------
Class C        15.42%        5.12%         7.35%
------------------------------------------------
Class S        17.60%        6.17%         8.42%
------------------------------------------------

(1) Class A shares; does not reflect sales charge.

(2) The Lipper Flexible Portfolio Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.
(3) The S&P 500/Lehman Blended Index is an index created by State Street Research. The index is comprised of 60% of the performance of the S&P 500 Index and 40% of the performance of the Lehman Brothers Aggregate Bond Index. The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The indexes are unmanaged and do not take transaction charges into consideration. It is not possible to invest directly in an index.
(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that shareholder would pay on fund distributions, or the redemption of fund shares. Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter. If the returns for Class B(1) shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.
(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.
(6) Investments in foreign derivative securities pose additional risks not associated with domestic securities, such as changes in exchange rates, and different government regulations, economic conditions, and accounting standards.


                                 State Street Research Asset Allocation Fund   3

PORTFOLIO
     Holdings

September 30, 2003 (unaudited)

Issuer                                                    Shares       Value
--------------------------------------------------------------------------------
Equity Securities 50.8%

Automobiles & Transportation 1.5%
Air Transport 0.1%
Expeditors International Inc. ..................          11,900     $   409,479
Ryanair Holdings plc ADR* ......................          10,700         433,350
                                                                     -----------
                                                                         842,829
                                                                     -----------
Automotive Parts 0.6%
Delphi Automotive Systems Corp. ................          66,700         603,635
Gentex Corp.* ..................................          36,400       1,268,176
Navistar International Corp.* ..................          35,600       1,327,168
                                                                     -----------
                                                                       3,198,979
                                                                     -----------
Miscellaneous Transportation 0.4%
Frontline Ltd.* ................................          32,400         542,700
OMI Corp.* .....................................          84,600         560,052
Tidewater Inc. .................................          36,100       1,021,630
                                                                     -----------
                                                                       2,124,382
                                                                     -----------
Truckers 0.4%
CNF Transportation Inc. ........................          62,600       2,006,330
                                                                     -----------
Total Automobiles & Transportation .............................       8,172,520
                                                                     -----------
Consumer Discretionary 11.3%
Advertising Agencies 0.3%
Valassis Communications Inc.* ..................          66,850       1,764,840
                                                                     -----------
Casinos/Gambling, Hotel/Motel 0.4%
Boyd Gaming Corp. ..............................          54,300         828,618
International Game Technology Inc. .............          53,900       1,517,285
                                                                     -----------
                                                                       2,345,903
                                                                     -----------
Commercial Services 2.6%
Ask Jeeves Inc.* ...............................          29,600         515,040
Autobytel Inc.* ................................         181,202       1,725,043
Cendant Corp.* .................................         109,300       2,042,817
eBay Inc.* .....................................          16,000         856,160
InterActiveCorp.* ..............................          70,466       2,328,909
Kroll Inc.* ....................................          43,100         801,660
Manpower Inc. ..................................          58,900       2,185,190
Tech Data Corp.* ...............................          47,800       1,474,630
Viad Corp. .....................................          97,800       2,335,464
                                                                     -----------
                                                                      14,264,913
                                                                     -----------
Communications, Media & Entertainment 1.5%
Alliance Gaming Corp.* .........................         105,500       2,139,540
Entravision Communications Corp.* ..............         105,100         998,450
Hollywood Entertainment Corp.* .................          67,100       1,140,700
Radio One Inc. Cl. D* ..........................          58,700         842,932
Univision Communications Inc. Cl. A* ...........          43,930       1,402,685
Walt Disney Co. ................................          84,900       1,712,433
                                                                     -----------
                                                                       8,236,740
                                                                     -----------

Issuer                                                    Shares       Value
--------------------------------------------------------------------------------
Consumer Electronics 0.4%
Harman International Inc. ......................           8,000     $   786,800
Yahoo! Inc.* ...................................          42,250       1,494,805
                                                                     -----------
                                                                       2,281,605
                                                                     -----------
Consumer Products 0.3%
Avon Products Inc. .............................          24,280       1,567,517
                                                                     -----------
Consumer Services 0.7%
Apollo Group Inc. Cl. A* .......................          12,200         805,566
Career Education Corp.* ........................          37,300       1,689,690
Sylvan Learning Systems Inc.* ..................          54,200       1,478,709
                                                                     -----------
                                                                       3,973,965
                                                                     -----------
Household Furnishings 0.3%
Stanley Works Corp. ............................          65,100       1,921,752
                                                                     -----------
Leisure Time 0.4%
Penn National Gaming Inc.* .....................          43,500         927,420
Royal Caribbean Cruises Ltd. ...................          38,700       1,087,857
                                                                     -----------
                                                                       2,015,277
                                                                     -----------
Printing & Publishing 1.2%
News Corp. Ltd. ADR ............................          67,200       2,204,160
Reader's Digest Association Inc. Cl. A .........         158,400       2,216,016
RR Donnelley & Sons Co. ........................          77,800       1,934,886
Sullivan Holdings Inc. (acquired 5/14/93,
  cost $216,706) *++ ...........................             149          74,088
                                                                     -----------
                                                                       6,429,150
                                                                     -----------
Restaurants 0.7%
The Cheesecake Factory Inc.* ...................          18,500         669,145
Darden Restaurants Inc. ........................          98,700       1,875,300
Krispy Kreme Doughnuts Inc.* ...................          26,200       1,008,700
Starbucks Corp.* ...............................          21,600         622,080
                                                                     -----------
                                                                       4,175,225
                                                                     -----------
Retail 2.1%
Bed Bath & Beyond Inc.* ........................          20,600         786,508
Best Buy Company Inc.* .........................          17,370         825,422
Cache Inc.* ....................................          22,300         454,920
Dollar General Corp. ...........................          21,000         420,000
Federated Department Stores Inc. ...............          52,500       2,199,750
Gap Inc. .......................................          32,480         556,058
Limited Inc. ...................................         101,400       1,529,112
Lowes Companies Inc. ...........................          23,340       1,211,346
Michael's Stores Inc. ..........................          15,400         627,704
Staples Inc.* ..................................          18,500         439,375
Talbots Inc. ...................................          24,100         839,885
Wal-Mart Stores Inc. ...........................          29,370       1,640,314
                                                                     -----------
                                                                      11,530,394
                                                                     -----------
Shoes 0.1%
Nike Inc. ......................................           8,400         510,888
                                                                     -----------
Textile Apparel Manufacturers 0.1%
Coach Inc.* ....................................           7,080         386,568
                                                                     -----------
Toys 0.2%
LeapFrog Enterprises Inc.* .....................          36,100       1,371,800
                                                                     -----------
Total Consumer Discretionary ...................................      62,776,537
                                                                     -----------
Consumer Staples 1.7%
Beverages 0.8%
Coca-Cola Co. ..................................          39,000       1,675,440
Pepsi Bottling Group Inc. ......................         107,100       2,204,118
PepsiCo Inc. ...................................           9,750         446,842
                                                                     -----------
                                                                       4,326,400
                                                                     -----------


4   The notes are an integral part of the financial statements.

Issuer                                                    Shares       Value
--------------------------------------------------------------------------------
Drug & Grocery Store Chains 0.4%
Pathmark Stores Inc.* ........................            2,667      $    18,589
Safeway Inc.* ................................           55,300        1,269,233
Whole Foods Market Inc.* .....................           12,200          673,196
                                                                     -----------
                                                                       1,961,018
                                                                     -----------
Household Products 0.5%
Clorox Co. ...................................           16,700          766,029
Procter & Gamble Co. .........................           23,740        2,203,547
                                                                     -----------
                                                                       2,969,576
                                                                     -----------
Total Consumer Staples ........................................        9,256,994
                                                                     -----------
Financial Services 7.8%
Banks & Savings & Loan 2.7%
City National Corp. ..........................           36,000        1,834,560
Comerica Inc. ................................           47,200        2,199,520
East West Bancorp Inc. .......................           26,500        1,132,875
Goldman Sachs Group Inc. .....................           14,400        1,208,160
KeyCorp ......................................           79,700        2,037,929
Mercantile Bankshares Corp. ..................           49,000        1,960,000
New York Community Bancorp Inc. ..............           39,200        1,235,192
Texas Capital Bancshares Inc.* ...............          107,800        1,317,316
Union Planters Corp. .........................           58,300        1,844,612
                                                                     -----------
                                                                      14,770,164
                                                                     -----------
Insurance 1.3%
ACE Limited ..................................           45,100        1,491,908
American International Group Inc. ............           19,400        1,119,380
Lincoln National Corp. .......................           53,300        1,885,754
WellChoice Inc.* .............................           54,100        1,630,033
XL Capital Ltd. ..............................           16,000        1,239,040
                                                                     -----------
                                                                       7,366,115
                                                                     -----------
Miscellaneous Financial 3.0%
Ambac Financial Group Inc. ...................           29,750        1,904,000
American Express Co. .........................           32,840        1,479,771
Capital One Financial Corp. ..................           19,600        1,117,984
CapitalSource Inc.* ..........................           60,100        1,051,750
CIT Group Inc. ...............................           81,700        2,349,692
Citigroup Inc. ...............................           41,720        1,898,677
H&R Block Inc. ...............................           34,500        1,488,675
iShares Russell 2000 Growth Index ............           18,100          951,879
MBNA Corp. ...................................           37,300          850,440
MGIC Investment Corp. ........................           44,400        2,311,908
SLM Corp. ....................................           33,900        1,320,744
                                                                     -----------
                                                                      16,725,520
                                                                     -----------
Real Estate Investment Trusts 0.4%
Boston Properties Inc. .......................           55,500        2,412,585
                                                                     -----------
Securities Brokerage & Services 0.4%
Affiliated Managers Group Inc.* ..............           12,500          785,000
Janus Capital Group Inc. .....................           99,300        1,387,221
                                                                     -----------
                                                                       2,172,221
                                                                     -----------
Total Financial Services ......................................       43,446,605
                                                                     -----------
Health Care 5.9%
Drugs & Biotechnology 3.0%
Alkermes Inc.* ...............................           45,900          629,748
Allergan Inc. ................................            8,400          661,332
Altana AG ADR ................................            1,800          114,030
Amgen Inc.* ..................................           27,340        1,765,344
CV Therapeutics Inc.* ........................           41,200          906,400
Forest Laboratories Inc.* ....................           11,980          616,371

Issuer                                                    Shares       Value
--------------------------------------------------------------------------------
Genentech, Inc.* ...............................          12,400     $   993,736
Gilead Sciences, Inc.* .........................           7,500         419,475
ICOS Corp.* ....................................          27,700       1,061,464
Invitrogen Corp.* ..............................           4,700         272,553
Johnson & Johnson Ltd. .........................          34,640       1,715,373
Medimmune Inc.* ................................          12,200         402,722
Novartis AG ADR ................................          31,930       1,240,161
Pfizer Inc. ....................................         119,382       3,626,825
Sanofi Synthelabo Inc. ADR .....................          14,500         438,190
Teva Pharmaceutical Industries Ltd. ADR ........           7,700         440,055
Wyeth Inc. .....................................          28,900       1,332,290
                                                                     -----------
                                                                      16,636,069
                                                                     -----------
Health Care Services 1.3%
Anthem Inc.* ...................................          12,110         863,806
Caremark Rx Inc.* ..............................         138,850       3,138,010
Coventry Health Care Inc.* .....................          25,900       1,365,966
Universal Health Services Inc.* ................          40,600       2,007,670
                                                                     -----------
                                                                       7,375,452
                                                                     -----------
Hospital Supply 1.6%
American Medical Systems Holdings Inc.* ........          55,900       1,213,030
Bausch & Lomb Inc. .............................          35,100       1,549,665
Cyberonics Inc.* ...............................          24,600         759,156
Guidant Corp. ..................................          19,100         894,835
Medtronic Inc. .................................          35,170       1,650,177
Respironics Inc.* ..............................          29,800       1,245,044
TheraSense Inc.* ...............................          65,596         819,294
Zoll Medical Corp.* ............................          24,300         778,815
                                                                     -----------
                                                                       8,910,016
                                                                     -----------
Total Health Care ..............................................      32,921,537
                                                                     -----------
Integrated Oils 0.4%
Integrated International 0.4%
Unocal Corp. ...................................          68,400       2,155,968
                                                                     -----------
Total Integrated Oils                                                  2,155,968
                                                                     -----------
Materials & Processing 2.5%
Building & Construction 0.2%
Vulcan Materials Inc. ..........................          27,000       1,077,570
Waxman Industries Inc.
 (acquired 8/12/94, cost $0)*++ ................          29,500           4,425
                                                                     -----------
                                                                       1,081,995
                                                                     -----------
Chemicals 0.4%
Air Products & Chemicals Inc. ..................          18,440         831,644
Rohm & Haas Co. ................................          46,600       1,558,901
                                                                     -----------
                                                                       2,390,545
                                                                     -----------
Containers & Packaging 0.6%
Pactive Corp.* .................................          69,800       1,415,544
Smurfit-Stone Container Corp.* .................         126,600       1,896,468
                                                                     -----------
                                                                       3,312,012
                                                                     -----------
Diversified Manufacturing 0.2%
American Standard Companies Inc.* ..............          14,300       1,204,775
                                                                     -----------
Miscellaneous Materials & Processing 0.1%
Maverick Tube Corp.* ...........................          24,400         378,688
                                                                     -----------
Office Supplies 0.4%
Avery Dennison Corp. ...........................          38,400       1,939,968
                                                                     -----------
Paper & Forest Products 0.6%
Bowater Inc. ...................................          30,000       1,261,800
MeadWestvaco Corp. .............................          86,200       2,198,100
                                                                     -----------
                                                                       3,459,900
                                                                     -----------


The notes are an integral part of the financial statements.
                                 State Street Research Asset Allocation Fund   5

Issuer                                                    Shares       Value
--------------------------------------------------------------------------------
Steel 0.0%
Allegheny Technologies Inc. ..................           26,100      $   170,955
                                                                     -----------
Total Materials & Processing ..................................       13,938,838
                                                                     -----------
Non-U.S. Equities 1.2%
Axis Capital Holdings Ltd.* ..................           90,500        2,257,975
Baytex Energy Trust* .........................           94,300          663,347
Cequel Energy Inc.* ..........................           97,700          488,319
Crew Energy Inc.* ............................           37,167           99,625
Endev Energy Inc.* ...........................          310,800          423,452
Impact Energy Inc.* ..........................           52,500           49,759
Navigo Energy Inc.* ..........................          220,000          521,289
Niko Resources Ltd. ..........................           10,000          211,403
Olympia Energy Inc.* .........................          180,500          378,241
Penn West Petroleum Ltd.* ....................           30,000        1,016,068
Progess Energy Ltd.* .........................           64,500          470,437
Purcell Energy Inc.* .........................           68,773          181,561
Thunder Energy Inc.* .........................           24,900          120,029
                                                                     -----------
Total Non-U.S. Equities .......................................        6,881,505
                                                                     -----------
Other 1.5%
Multi-Sector 1.5%
General Electric Co. .........................           86,020        2,564,256
Hillenbrand Industries, Inc. .................           19,000        1,071,980
McDermott International Inc.* ................           83,400          476,214
SPX Corp.* ...................................           49,800        2,254,944
Textron Inc. .................................           47,300        1,865,985
                                                                     -----------
Total Other ...................................................        8,233,379
                                                                     -----------
Other Energy 4.8%
Miscellaneous Energy 0.9%
Arch Coal Inc. ...............................           42,400          941,704
Consol Energy Inc*@ ..........................           35,200          621,315
Consol Energy Inc. ...........................           43,300          804,514
Massey Energy Corp.* .........................           50,900          676,970
Peabody Energy Corp. .........................           30,000          941,100
Penn Virginia Corp. ..........................           23,000        1,016,600
                                                                     -----------
                                                                       5,002,203
                                                                     -----------
Offshore Drilling 0.3%
Transocean Inc. ..............................           92,800        1,856,000
                                                                     -----------
Oil & Gas Producers 1.9%
Apache Corp. .................................           10,400          721,136
Burlington Resources Inc. ....................           52,400        2,525,680
Clayton Williams Energy Inc.* ................           35,000          659,750
Devon Energy Corp. ...........................           31,021        1,494,902
Energy Partners Ltd.* ........................           86,000          956,320
Esprit Exploration Ltd.* .....................          100,000          196,964
Newfield Exploration Co.* ....................           54,700        2,109,779
Plains Exploration & Production Co.* .........           48,000          598,560
Plains Resources Inc.* .......................           38,100          474,345
Remington Oil Gas Corp.* .....................           52,800          958,320
Treasure Islands Royalty Trust* ..............          300,000          108,000
                                                                     -----------
                                                                      10,803,756
                                                                     -----------
Oil Well Equipment & Services 1.7%
BJ Services Co.* .............................           14,100          481,797
Global Industries Ltd.* ......................           50,000          227,500
Halliburton Co. ..............................          101,200        2,454,100
Hanover Compressor Co.* ......................           43,600          431,640
MarkWest Hydrocarbon Inc.* ...................              600            4,350
Nabors Industries Ltd.* ......................            8,400          312,984

Issuer                                                    Shares       Value
--------------------------------------------------------------------------------
NewPark Resources Inc.* ........................         169,500     $   728,850
Noble Corp.* ...................................          50,700       1,723,293
Patterson UTI Energy Inc.* .....................          38,500       1,042,195
Pride International Inc.* ......................          30,000         508,500
Rowan Companies, Inc.* .........................          50,600       1,243,748
                                                                     -----------
                                                                       9,158,957
                                                                     -----------
Total Other Energy .............................................      26,820,916
                                                                     -----------
Producer Durables 2.9%
Aerospace 0.2%
Ladish Inc.* ...................................          15,095          94,344
Rockwell Collins Inc. ..........................          49,700       1,254,925
                                                                     -----------
                                                                       1,349,269
                                                                     -----------
Electrical Equipment & Components 0.2%
Cooper Industries Ltd. .........................          22,600       1,085,478
                                                                     -----------
Industrial Products 0.3%
ESCO Technologies Inc.* ........................          35,920       1,626,098
                                                                     -----------
Machinery 0.5%
AGCO Corp.* ....................................          81,100       1,390,054
Helix Technology Corp. .........................          79,300       1,298,141
                                                                     -----------
                                                                       2,688,195
                                                                     -----------
Miscellaneous Equipment 0.3%
Pentair Inc. ...................................          38,200       1,523,034
                                                                     -----------
Office Furniture & Business Equipment 0.3%
Pitney Bowes Inc. ..............................          43,000       1,647,760
                                                                     -----------
Production Technology Equipment 1.0%
Applied Materials Inc.* ........................          63,000       1,142,820
August Technology Corp.* .......................          30,100         428,624
Axcelis Technologies, Inc.* ....................         143,600       1,186,136
Phase Metrics Inc. (acquired 1/23/98
 through 6/9/98, cost $651,892)*++@ ............          50,574          10,115
Teradyne Inc.* .................................         110,200       2,049,720
Varian Semiconductor Equipment Inc.* ...........          13,100         490,595
                                                                     -----------
                                                                       5,308,010
                                                                     -----------
Telecommunications Equipment 0.1%
SpectraLink Corp.* .............................          34,400         642,592
                                                                     -----------
Total Producer Durables ........................................      15,870,436
                                                                     -----------
Technology 7.4%
Communications Technology 1.2%
Avocent Corp.* .................................          48,700       1,475,123
Cisco Systems Inc.* ............................         171,420       3,349,553
NCR Corp.* .....................................          64,500       2,044,005
                                                                     -----------
                                                                       6,868,681
                                                                     -----------
Computer Software 1.8%
Autodesk Inc. ..................................          79,300       1,349,686
eCollege Inc.*@ ................................          53,800         863,813
Embarcadero Technologies Inc.* .................          81,100         814,244
Microsoft Corp. ................................         179,120       4,977,744
SafeNet Inc.* ..................................          36,800       1,329,584
SAP AG ADR .....................................          28,390         863,340
                                                                     -----------
                                                                      10,198,411
                                                                     -----------
Computer Technology 0.7%
Dell Inc.* .....................................          54,130       1,807,401
EMC Corp.* .....................................         100,700       1,271,841
Ingram Micro Inc. Cl. A* .......................          25,200         329,399
Sandisk Corp.* .................................           3,200         203,968
                                                                     -----------
                                                                       3,612,609
                                                                     -----------


6   The notes are an integral part of the financial statements.

Issuer                                                    Shares       Value
--------------------------------------------------------------------------------
Electronics 0.7%
Aeroflex Inc.* .................................         156,800     $ 1,387,680
Kemet Corp.* ...................................          87,300       1,112,202
Nokia Corp. ADR ................................          29,000         452,400
Sanmina-SCI Corp.* .............................          68,200         661,540
                                                                     -----------
                                                                       3,613,822
                                                                     -----------
Electronics: Semiconductors/Components 3.0%
Artisan Components Inc.* .......................          51,400         864,034
ASM International NV* ..........................          83,300       1,228,675
Broadcom Corp. Cl. A* ..........................          30,700         817,234
Cypress Semiconductor Corp.* ...................         131,800       2,330,224
Integrated Silicon Solution Inc.* ..............          69,600         692,520
Intel Corp. ....................................         153,730       4,229,117
International Rectifier Corp.* .................          21,200         793,728
Linear Technology Corp. ........................          34,200       1,224,702
National Semiconductor Corp.* ..................          26,900         868,601
O2Micro International Ltd.* ....................         106,600       1,540,370
Silicon Storage Technology Inc.* ...............         163,800       1,433,250
Texas Instruments Inc. .........................          36,100         823,080
                                                                     -----------
                                                                      16,845,535
                                                                     -----------
Total Technology ...............................................      41,139,058
                                                                     -----------
Utilities 1.9%
Cable Television & Radio 0.2%
Comcast Corp. Cl. A* ...........................          32,300         954,142
                                                                     -----------
Electrical 1.4%
Cinergy Corp. ..................................          22,100         811,070
Constellation Energy Group Inc. ................          64,600       2,311,388
Pepco Holdings Inc. ............................         130,800       2,260,224
PPL Corp. ......................................          57,000       2,334,150
                                                                     -----------
                                                                       7,716,832
                                                                     -----------
Gas Distribution 0.3%
KeySpan Energy Corp. ...........................          41,900       1,469,852
Western Gas Resources Inc. .....................           5,000         190,000
                                                                     -----------
                                                                       1,659,852
                                                                     -----------
Telecommunications 0.0%
Nextel Communications Inc. Cl. A* ..............           3,098          61,000
                                                                     -----------
                                                                          61,000
                                                                     -----------
Total Utilities ................................................      10,391,826
                                                                     -----------
Total Equity Securities (Cost $243,411,051) ....................     282,006,119
                                                                     -----------

                                         Maturity       Principal
                                           Date           Amount
--------------------------------------------------------------------------------
Fixed Income Securities 45.8%
U.S. Treasury 2.8%
U.S. Treasury Bond, 7.25% .........     5/15/2016      $1,425,000      1,821,997
U.S. Treasury Bond, 8.875% ........     2/15/2019       1,925,000      2,824,412
U.S. Treasury Bond, 6.25% .........     8/15/2023       1,525,000      1,782,760
U.S. Treasury Bond, 6.25% .........     5/15/2030       3,000,000      3,559,806
U.S. Treasury Bond, 5.25% .........    11/15/2028         750,000        777,012
U.S. Treasury Note, 7.00% .........     7/15/2006       2,700,000      3,075,891
U.S. Treasury Note, 5.625% ........     5/15/2008         500,000        563,750
U.S. Treasury Note, 5.00% .........     8/15/2011       1,100,000      1,203,211
                                                                      ----------
                                                                      15,608,839
                                                                      ----------
U.S. Agency Mortgage 10.3%
Federal Home Loan Mortgage
  Corp., 3.625% ...................     9/15/2008       2,475,000      2,521,438

                                         Maturity       Principal
                                           Date           Amount
--------------------------------------------------------------------------------
Federal National Mortgage
  Association 0.00% ................   11/25/2012     $ 6,908,142    $   291,334
Federal National Mortgage
  Association, 8.00% ...............    4/01/2008          40,868         43,617
Federal National Mortgage
  Association, 8.00% ...............    6/01/2008          54,993         59,385
Federal National Mortgage
  Association, 8.50% ...............    2/01/2009          51,772         56,395
Federal National Mortgage
  Association, 7.00% ...............    8/01/2014         319,329        339,906
Federal National Mortgage
  Association, 7.00% ...............    9/01/2014         488,651        519,974
Federal National Mortgage
  Association, 6.00% ...............    5/01/2017         583,429        609,026
Federal National Mortgage
  Association, 7.50% ...............    7/01/2029         475,007        507,950
Federal National Mortgage
  Association TBA, 5.50% ...........   11/13/2033       7,325,000      7,446,317
Federal National Mortgage
  Association TBA, 6.00% ...........   10/13/2033       8,050,000      8,306,594
Federal National Mortgage
  Association TBA, 6.50% ...........   10/13/2033       6,025,000      6,279,183
Federal National Mortgage
  Association TBA, 7.00% ...........   10/13/2033       2,200,000      2,325,125
Federal National Mortgage
  Association TBA, 6.00% ...........   10/13/2033       2,600,000      2,711,311
Federal National Mortgage
  Association, 4.50% ...............    4/25/2009       1,500,000      1,549,554
Federal National Mortgage
  Association, 5.00% ...............   11/13/2033       3,550,000      3,537,795
Federal National Mortgage
  Association, 4.00% ...............   10/20/2018         675,000        664,875
Federal National Mortgage
  Association, 4.50% ...............   10/20/2018       1,225,000      1,234,953
Federal National Mortgage
  Association, 5.00% ...............   10/20/2018       4,850,000      4,968,219
Federal National Mortgage
  Association, 5.50% ...............   10/20/2018       2,525,000      2,611,797
Federal National Mortgage
  Association, 6.50% ...............   10/20/2018       2,950,000      3,114,159
Federal National Mortgage
  Association, 6.50% ...............    5/01/2029         425,867        444,439
Government National Mortgage
  Association, 6.50% ...............    2/15/2009         112,701        119,607
Government National Mortgage
  Association, 6.50% ...............    6/15/2009          46,949         49,842
Government National Mortgage
  Association, 6.50% ...............    7/15/2009         245,437        260,429
Government National Mortgage
  Association, 7.50% ...............   11/15/2010          13,005         13,950
Government National Mortgage
  Association, 7.50% ...............   12/15/2010         124,615        133,674
Government National Mortgage
  Association, 7.00% ...............    1/15/2025         204,893        219,480
Government National Mortgage
  Association, 6.50% ...............   11/15/2028         914,084        961,656
Government National Mortgage
  Association, 7.00% ...............   11/15/2028         431,930        460,256
Government National Mortgage
  Association, 7.00% ...............   11/15/2028          29,755         31,714
Government National Mortgage
  Association, 5.50% ...............   10/22/2033       3,100,000      3,177,500
Government National Mortgage
  Association, 5.00% ...............   10/27/2033       1,125,000      1,127,109
                                                                     -----------
                                                                      56,698,563
                                                                     -----------


The notes are an integral part of the financial statements.
                                 State Street Research Asset Allocation Fund   7

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
Finance/Mortgage 14.2%
ACE Securities Corp. 1999 Cl
  M2, 2.37% ..........................    8/25/2030     $  170,797    $  169,511
AIG SunAmerica Global
  Finance Inc. Sr. Note, 7.60% .......    6/15/2005        350,000       385,343
Allstate Financial Global
  Funding LLC Note, 2.50% ............    6/20/2008        325,000       312,447
AmeriCredit Automobile
  Recreation Trust Note 2002
  Cl. A4, 3.40% ......................    4/13/2009        350,000       357,111
Artesia Mortgage Cmbs Inc.
  Note 1998-C1, 7.01% ................    6/25/2030        150,000       162,311
Bank of America Corp.
  Note, 7.40% ........................    1/15/2011        675,000       801,819
Bank One Issuance Trust
  Note 2002-C3, 3.76% ................    8/15/2008        300,000       306,633
Bear Stearns Commercial
  Mortgage Securities Inc.
  Note Cl. A1, 6.80% .................    9/15/2008         94,028       101,571
Bear Stearns Commercial
  Mortgage Securities Inc.
  Note Cl. A1, 6.08% .................    2/15/2035      1,102,076     1,201,583
Bear Stearns Commercial
  Mortgage Securities Inc.
  Note Cl. A1, 5.92% .................   10/15/2036        255,320       280,362
Bear Stearns Commercial
  Mortgage Securities Inc.
  Note Cl. A2, 7.08% .................    6/15/2009        250,000       289,431
Bear Stearns Commerical
  Mortgage Securities Inc.
  Note Cl. A2, 7.32% .................   10/15/2032        475,000       560,156
Capital Auto Receivables Trust
  Note, 4.16% ........................    7/16/2007        300,000       310,841
Caterpillar Financial Asset Trust
  Note 2001 Cl. A3, 4.85% ............    4/25/2007        292,692       297,634
Centex Home Equity Loan Trust
  Note 2003 Cl. M3, 4.22% ............    6/25/2033        475,000       476,805
Chase Commercial Mortgage
  Securities Corp. Note 1998-
  2 Cl. A2, 6.39% ....................   11/18/2030        300,000       337,956
Chase Manhattan Auto Owner
  Trust Note 2001 Cl. A4,
  3.80% ..............................    5/15/2008        125,000       128,830
Chase Manhattan Auto Owner
  Trust Note 2002, 4.17% .............    9/15/2008        974,280     1,002,213
Chase Manhattan Auto Owner
  Trust Note 2002 Cl A3,
  3.49% ..............................    3/15/2006        247,919       250,481
Chase Manhattan Auto Owner
  Trust Note 2003, 2.43% .............    2/16/2010      1,500,000     1,499,901
CIT Group Inc., Note 4.125% ..........    2/21/2006        275,000       286,050
Citibank Credit Card Issuance
  Trust Note 2001 Cl. A8,
  4.10% ..............................   12/07/2006        275,000       283,779
Citibank Credit Card Issuance
  Trust Note 2001 Cl. B2,
  1.61% ..............................   12/10/2008        500,000       503,303
Citibank Credit Card Issuance
  Trust Note 2001 Cl. C3,
  6.65% ..............................    5/15/2008        575,000       626,557
Citibank Credit Card Issuance
  Trust Note 2000 Cl. C1,
  7.45% ..............................    9/15/2007        150,000       163,971
Citibank Credit Card Issuance
  Trust Note 2001 Cl. B1,
  1.61% ..............................    1/15/2010        250,000       252,100

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
Citigroup Inc. Sub. Note, 7.25% ......   10/01/2010     $1,100,000    $1,302,927
Commercial Mortgage
  Acceptance Corp. 1998
  Cl. C, 6.49% .......................    9/15/2030        275,000       307,645
Commercial Mortgage
  Acceptance Corp. 1998
  Cl. F, 5.44%+ ......................    9/15/2030        950,000       837,255
Countrywide Asset-Backed
  Securities, Inc. Note 2003
  Cl. B, 4.61% .......................   11/25/2031        250,000       246,443
Countrywide Asset-Backed
  Securities, Inc. Note 2003
  Cl. M2, 2.77% ......................    3/26/2033        400,000       400,125
Countrywide Asset-Backed
  Securities, Inc. Note 2003
  Cl. A1, 1.24% ......................    5/25/2018        279,482       279,404
Countrywide Asset-Backed
  Securities, Inc. Note 2003
  Cl. M6, 4.00% ......................    7/25/2032      1,500,000     1,500,000
Countrywide Asset-Backed
  Securities, Inc. Note 2003
  Cl. A1, 1.25% ......................   10/25/2019        934,566       934,566
Countrywide Asset-Backed
  Securities, Inc. Note 2003
  Cl. M3, 2.87% ......................    6/25/2033        650,000       648,699
Countrywide Asset-Backed
  Securities, Inc. Note 2002-A
  Cl. M2, 2.27% ......................   12/25/2031         75,000        74,317
Countrywide Asset-Backed
  Securities, Inc. Note
  2002 Cl. M2, 3.12% .................    9/25/2032        300,000       303,421
Countrywide Home Loan Inc.
  Note, 5.50% ........................    8/01/2006        375,000       404,043
Countrywide Mortgage-Backed
  Securities, Inc. Note 2003
  Cl. M, 4.06% .......................    6/25/2033        894,069       866,692
Countrywide Mortgage-Backed
  Securities, Inc. Note
  2002 Cl. B1, 4.76% .................    9/19/2032        146,138       147,782
Credit Suisse First Boston
  Note, 5.75% ........................    4/15/2007        200,000       219,246
Delta Airlines Inc. Note, MBIA,
  6.42% ..............................    7/02/2012        300,000       319,708
Distribution Financial Services
  Inc. Note, 2001 Cl. A3,
  4.74% ..............................    5/15/2013         75,522        75,994
Distribution Financial Services
  Inc. Note, 2001 Cl. A4,
  5.67% ..............................    1/17/2017        150,000       156,063
DLJ Commercial Mortgage
  Corp. Note 1999 Cl. A1,
  6.46% ..............................    3/10/2032        150,000       169,999
DLJ Commerical Mortgage
  Corp. Note 1998 Cl. A1,
  6.11% ..............................    6/10/2031        165,936       171,951
EOP Operating LP Note, 6.80% .........    1/15/2009        775,000       881,205
ERAC USA Finance Co. Note,
  8.25%+ .............................    5/01/2005        450,000       491,310
ERAC USA Finance Co. Note,
  6.625% .............................    5/15/2006        225,000       246,117
ERP Operating LP Note, 6.63% .........    4/13/2005        600,000       637,807
First National Bank Sub.
  Note, 7.375% .......................    9/15/2006        125,000       142,237
First Union Lehman Brothers,
  Series 1998 Cl. A1, 6.28% ..........   11/18/2035        174,698       185,261


8   The notes are an integral part of the financial statements.

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
Finance/Mortgage (cont'd)
Fleet Commercial Loan 2002
  Cl. B1, 2.19% ......................   11/16/2009     $  475,000    $  473,969
Fleet Commercial Loan Note
  2002 Cl. C1, 3.23% .................   11/16/2009        750,000       748,313
Ford Credit Auto Owner Trust
  Note 2002 Cl. A4, 4.36% ............    9/15/2006        275,000       285,920
Ford Credit Auto Owner Trust
  Note 2002 Cl. B, 4.79% .............   11/15/2006        525,000       545,991
Ford Credit Auto Owner Trust
  Note 2002 Cl. A3, 6.58% ............   11/15/2004        275,000       275,639
Ford Credit Auto Owner Trust
  Note 2003 Cl. B2, 1.53% ............    8/15/2007        325,000       326,732
Ford Credit Auto Owner Trust
  Note 2003-B Cl. C, 4.18% ...........    1/15/2008         75,000        75,833
Ford Motor Credit Co. Note,
  6.875% .............................    2/01/2006        500,000       531,904
Ford Motor Credit Co. Note,
  7.375% .............................   10/28/2009        800,000       852,722
General Electric Business Loan
  Trust Note, 1.55% ..................    4/15/2031        370,191       370,191
General Electric Business Loan
  Trust Note, 2.42% ..................    4/15/2031        148,085       148,085
General Electric Capital Corp.
  Note, 5.875% .......................    2/15/2012        150,000       163,006
General Electric Capital Corp.
  Note, 6.125% .......................    2/22/2011      1,425,000     1,582,005
General Motors Acceptance
  Corp. Note, 6.125% .................    2/01/2007        450,000       476,431
General Motors Acceptance
  Corp. Note, 7.25% ..................    3/02/2011        225,000       238,298
GGP Mall Properties Trust
  Note 2001 Cl. C2, 5.56% ............   11/15/2011        508,331       546,299
GGP Mall Properties Trust
  Note 2001 Cl. C3, 2.42% ............    2/15/2014         82,639        82,990
Goldman Sachs Group Inc.
  Note, 6.875% .......................    1/15/2011        625,000       718,653
Grace Church Card Funding
  LLC Note, 2.06% ....................    8/15/2008        750,000       750,000
Granite Mortage Trust Note
  2002 Cl. C, 2.41% ..................    4/20/2042      1,000,000       990,940
Granite Mortgage Trust Note
  2001 Cl. C1, 2.51% .................    1/20/2041        150,000       151,401
Granite Mortgage Trust Note
  2002 Cl. C1, 2.36% .................    1/20/2043        100,000        99,008
Granite Mortgage Trust Note
  2003 Cl. C1, 2.81% .................    1/20/2043        425,000       425,000
GSR Mortgage Loan Trust Note
  2002 Cl. B2, 5.27% .................   10/25/2032        200,480       203,708
Hedged Mutual Fund Fee Trust
  Note 2003 Cl. 2, 5.22% .............   11/30/2010        181,913       181,913
HFG HealthCo-4 LLC Note
  2002 Cl. B, 2.40% ..................    6/05/2007        125,000       124,460
HFG HealthCo-4 LLC 2002 Sr
  Note Cl. A, 2.22% ..................    6/05/2007        200,000       191,764
Holmes Financing Note Cl. C,
  2.46% ..............................    7/15/2040         75,000        74,977
Holmes Financing Note Cl. C,
  2.56% ..............................    7/15/2040        100,000       100,000
Holmes Financing Note Cl. M,
  1.86% ..............................    7/15/2040        150,000       150,000
Household Finance Corp.
  Note, 6.375% .......................   11/27/2012        825,000       915,237
Household Finance Corp.
  Note, 6.375% .......................   10/15/2011        225,000       250,164

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
IMPAC CMB Trust Note 2001
  Cl. A1, 1.49% ...................    10/25/2031      $  104,415     $  104,453
IMPAC CMB Trust Note 2002
  Cl. B1, 3.32% ...................     6/25/2032         370,364        367,396
IMPAC CMB Trust Note 2002
  Cl. M1, 5.58% ...................    11/25/2032         110,011        114,412
IMPAC CMB Trust Note 2002
  Cl. A1, 1.49% ...................     7/25/2032         231,654        231,808
IMPAC CMB Trust Note 2002
  Cl. A, 1.58% ....................     3/25/2033         132,397        132,685
IMPAC Commercial Mortgage
  Trust Note 2003 Cl. M1,
  1.87% ...........................     8/25/2033         272,916        273,639
IMPAC Commerical Mortgage
  Trust Note 2003 Cl. M,
  2.77% ...........................     8/25/2033         148,531        149,164
iSTAR Asset Receivables Trust
  Note 2002 Cl. D, 1.97% ..........     5/28/2020         225,000        221,366
J.P. Morgan Commercial
  Mortgage Finance Corp.
  Note 1999 Cl. A1, 6.18% .........    10/15/2035         142,364        154,597
J.P. Morgan Chase & Co.
  Note, 6.75% .....................     2/01/2011         575,000        660,650
J.P. Morgan Commercial
  Mortgage Finance Corp.
  1997 Cl. C5, 7.24% ..............     9/15/2029       1,600,000      1,851,630
J.P. Morgan Commercial
  Mortgage Finance Corp.
  1999 Cl. A2, 6.51% ..............    10/15/2035         600,000        678,731
J.P. Morgan Commercial
  Mortgage Finance Corp.
  2003 Cl. D, 2.32% ...............     2/17/2015         142,188        142,188
J.P. Morgan Commercial
  Mortgage Finance Corp.
  2003 Cl. F, 3.07% ...............     2/17/2015         142,188        142,188
J.P. Morgan Commercial
  Mortgage Finance Corp.
  Note 1999 Cl. A2, 7.31% .........     2/15/2032         725,000        838,595
J.P. Morgan Commercial
  Mortgage Finance Corp.
  Note 1999 Cl. D, 1.00% ..........     2/15/2032         125,000        141,823
John Hancock Global Funding
  Note, 7.90% .....................     7/02/2010         525,000        636,547
Lehman Brothers Commercial
  Conduit Mortgage Trust Cl
  A4, 5.93% .......................    12/15/2025         825,000        913,258
Lehman Brothers Commercial
  Conduit Mortgage Trust
  Note 1997 Cl. A1, 6.79% .........    10/12/2034         115,041        118,410
Lehman Brothers Commercial
  Conduit Mortgage Trust
  Note 1999 Cl. A1, 7.105% ........    10/15/2032       1,178,680      1,290,197
Lehman Brothers Commercial
  Conduit Mortgage Trust Note
  2001 Cl. A, 6.155% ..............     7/14/2016         760,459        828,584
Lehman Brothers Commercial
  Conduit Mortgage Trust
  Note 1998 Cl. A1, 6.21% .........    10/15/2035          85,000         95,079
Lehman Brothers Holdings Inc.
  Note, 6.25% .....................     5/15/2006         200,000        220,578
Manufacturers & Traders Trust
  Co., Note 3.85% .................     4/01/2013         225,000        225,627
Massachusetts Mutual Life
  Insurance Co. Note, 5.625% ......     5/15/2033         275,000        265,944
MBNA Corp. Note, 5.625% ...........    11/30/2007         525,000        570,446

The notes are an integral part of the financial statements.
                                 State Street Research Asset Allocation Fund   9

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
Finance/Mortgage (cont'd)
MBNA Credit Card Master Trust
  Note 2001 Cl. C, 2.34% .............    6/15/2009     $  475,000    $  480,374
MBNA Credit Card Master Trust
  Note 2001 Cl. C3, 6.55% ............   12/15/2008        350,000       378,177
Merrill Lynch & Co. Inc.
  Note, 4.00% ........................   11/15/2007        125,000       129,313
Merrill Lynch & Co. Inc.
  Note, 3.70% ........................    4/21/2008        175,000       177,602
Morgan Stanley & Co. Inc.
  Note, 4.25% ........................    5/15/2010        625,000       630,975
Morgan Stanley Capital Inc.,
  Note 7.22% .........................    7/15/2029        722,742       805,085
Morgan Stanley Capital Inc.
  Note 1999 Cl. A2, 6.21% ............   11/15/2031        325,000       363,342
Morgan Stanley Capital Inc.
  Note 1998 Cl. A1, 6.19% ............    3/15/2030         88,924        92,460
Morgan Stanley Capital Inc.
  Note 1999 Cl. A1, 5.91% ............   11/15/2031        443,782       474,937
Morgan Stanley Dean Witter
  Inc. Note 2001 Cl. A3,
  6.46% ..............................    2/15/2033      1,500,000     1,679,079
Morgan Stanley Dean Witter
  Inc. Note 2001 Cl. C, 7.00% ........    2/15/2033        125,000       144,113
Morgan Stanley Dean Witter
  Inc. Note 2002 Cl. A1, 5.38% .......    1/15/2039        900,848       967,311
NationsLink Funding Corp.
  Note 1999 Cl. D, 7.66% .............    6/20/2031        125,000       145,544
NationsLink Funding Corp.
  Note 1998 Cl. A2, 6.48% ............    8/20/2030        225,000       253,911
NationsLink Funding Corp.
  Note 1998 Cl. B, 6.795% ............    8/20/2030        125,000       141,894
NationsLink Funding Corp.
  Note 1998 Cl. E, 7.105% ............    8/20/2030        975,000     1,065,970
Nomura Asset Securities Corp.
  Note, 6.00%+ .......................    3/15/2030      1,000,000       906,342
Northwest Airlines Note
  2001-1 Cl. G, 8.07% ................    10/1/2019        131,033       145,969
Option One Mortgage Loan
  Trust Note 2002 Cl. M1,
  1.87% ..............................   11/25/2032        150,000       150,179
Option One Mortgage Loan
  Trust Note 2002 Cl. M2,
  2.81% ..............................   11/25/2032         75,000        74,920
Option One Mortgage Loan
  Trust Note 2003 Cl. M2,
  3.07% ..............................    2/25/2033        150,000       150,336
Option One Mortgage Loan
  Trust Note 2003 Cl. M2,
  2.82% ..............................    4/25/2033        150,000       150,529
Option One Mortgage Loan
  Trust Note 2003 Cl. M2,
  2.72% ..............................    6/25/2033        375,000       374,786
Option One Mortgage Loan
  Trust Note 2003 Cl. A2,
  1.44% ..............................    7/25/2033        293,713       293,393
Option One Mortgage Loan
  Trust Note 2003 Cl. M4,
  4.02% ..............................    8/25/2033        125,000       124,351
Permanent Financing plc
  Note Cl. C, 2.39% ..................    6/10/2040        300,000       300,000
PNC Mortgage Acceptance
  Corp. Note 2000 Cl. A1,
  7.05% ..............................   10/12/2033        225,581       251,021

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
PNC Mortgage Acceptance
  Corp. Note 2002 Cl. A2,
  7.30% ..............................   10/12/2033     $  700,000    $  824,410
PSE&G Transitions Funding LLC
  Note Cl.A3, 5.98% ..................    6/15/2008        600,000       652,036
PSE&G Transitions Funding LLC
  Note Cl. A2, 5.74% .................    3/15/2007        154,851       160,598
Residential Asset Mortgage
  Note 2003 Cl. AI1, 1.27% ...........   10/25/2021        239,815       239,792
Residential Asset Security Corp.
  Note 2002 Cl. AI3, 4.99% ...........    2/25/2027      1,600,000     1,621,076
Residential Asset Security
  Mortgage Note 2002
  Cl. AI1, 1.26% .....................   10/25/2017          5,006         5,005
Residential Asset Security
  Mortgage Note 2003
  Cl. M2, 2.87% ......................    1/25/2033        575,000       578,371
Residential Asset Security
  Mortgage Note 2003
  Cl. M3, 5.50% ......................    4/25/2033        425,000       424,992
Residential Asset Security
  Mortgage Note 2003
  Cl. MII2, 2.87% ....................    4/25/2033        150,000       150,240
Residential Asset Security
  Mortgage Corp. Note,
  5.75% ..............................    3/25/2027        267,066       268,634
Residential Asset Security
  Mortgage Corp. Note,
  1.37% ..............................    7/25/2032        246,019       245,469
Safeco Capital Trust Note,
  8.07% ..............................    7/15/2037        300,000       348,548
Safeco Corp. Note, 4.20% .............    2/01/2008        200,000       206,108
Salomon Brothers Commercial
  Mortgage Trust Note 2001
  Cl. A2, 6.22% ......................   12/18/2035      2,175,000     2,418,860
Salomon Brothers Mortgage
  Trust Note 2001 Cl. A2,
  6.13%+ .............................    2/18/2034        175,000       193,019
Simon Property Group LP
  Note, 7.375% .......................    1/20/2006        400,000       444,782
Structured Asset Investment
  Loan Trust Note, 1.00% .............    4/25/2033        132,266       132,129
Structured Asset Investment
  Loan Trust Note, 3.07% .............    4/25/2033        150,000       149,700
Structured Asset Investment
  Loan Trust Note, 1.25% .............    7/25/2033      1,360,600     1,357,879
Structured Asset Securities
  Corp. Note 2001 Cl. B2,
  6.74% ..............................    1/25/2032        122,409       126,693
Structured Asset Securities
  Corp. Note 2002 Cl. A3,
  1.54% ..............................   11/25/2033        238,420       238,828
Structured Asset Securities
  Corp. Note 2002 Cl. M2,
  2.21% ..............................   11/25/2032        300,000       295,005
Structured Asset Securities
  Corp. Note 2002 Cl. A2,
  1.33% ..............................   11/25/2032        192,619       192,651
Structured Asset Securities
  Corp. Note, 3.17% ..................    1/25/2032        750,000       732,475
Structured Asset Securities
  Corp. Note, 5.51% ..................    2/25/2033        225,130       232,447
Structured Asset Securities
  Corp. Note, 3.07% ..................    4/25/2033        350,000       350,467


10   The notes are an integral part of the financial statements.

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
Finance/Mortgage (cont'd)
Structured Asset Securities
  Corp. Note 2002
  Cl. M2, 2.26% ....................   10/25/2003     $   275,000    $   269,767
Union Planters Bank Note,
  5.125% ...........................    6/15/2007         150,000        160,676
USA Education Note, 5.625% .........    4/10/2007         250,000        273,859
Vornado Reality Trust Sr. Note,
  5.625% ...........................    6/15/2007         375,000        400,152
Wachovia Bank Commercial
  Mortgage Trust Note 2003
  Cl. A1, 2.99% ....................    6/15/2035         298,030        287,130
Wachovia Bank Commerical
  Mortgage Trust Note 2002
  Cl. A2, 1.47% ....................    3/15/2015       1,500,000      1,499,999
Washington Mutual Inc. Note
  2003 Cl. A5, 3.43% ...............    5/25/2033         850,000        848,511
Washington Mutual Inc. Note
  2003 Cl. A4, 4.13% ...............    3/25/2033         300,000        306,872
Washington Mutual Inc. Note
  2003 Cl. A5, 3.93% ...............    4/25/2033         300,000        303,033
Washington Mutual Inc. Note
  2003 Cl. A6, 3.70% ...............    6/25/2033         850,000        848,321
Washington Mutual Inc. Note
  2003 Cl. B1, 4.25% ...............    8/25/2033         399,817        406,242
Wells Fargo Bank Inc. Sub.
  Note, 6.45% ......................    2/01/2011         375,000        427,474
Western Massachusetts
  Electrical Co. Note 2001 Cl
  A, 6.53% .........................    6/01/2015       1,310,159      1,481,797
Whole Auto Loan Trust Note
  2002 Cl. A2, 1.88% ...............    6/15/2005         229,929        230,414
                                                                     -----------
                                                                      78,906,838
                                                                     -----------
Foreign Government 2.1%
Republic of Bulgaria 1.94%# ........    7/28/2011       1,140,000      1,091,550
Malaysia Government Bond,
  7.50% ............................    7/15/2011         175,000        209,353
Petroleos Mexicanos Note,
  6.50%# ...........................    2/01/2005         425,000        448,375
Republic of Brazil, 1.00% ..........    4/15/2014         554,135        505,925
Republic of Brazil, 8.00% ..........    4/15/2014         800,417        730,780
Republic of Bulgaria, 8.25% ........    1/15/2015       1,250,000      1,428,125
Republic of Chile, 5.625% ..........    7/23/2007         425,000        460,594
Republic of Colombia, 10.00% .......    1/23/2012         450,000        489,375
Republic of Peru, 5.00% ............    3/07/2017         446,500        407,431
Republic of Philippines, 8.375% ....    3/12/2009         450,000        478,687
Republic of South Africa,
  9.125% ...........................    5/19/2009         425,000        520,094
Republic of Turkey, 11.00% .........    1/14/2013         675,000        744,187
Republic of Turkey, 9.50% ..........    1/15/2014         625,000        639,844
Republic of Ukraine, 7.65%+ ........    6/11/2013         575,000        572,125
Republic of Uruguay, 7.50% .........    3/15/2015         875,000        673,750
Republic of Venezuela,
  1.875%# ..........................   12/18/2007         428,560        392,132
Republic of Venezuela,
  10.75%+ ..........................    9/19/2013         600,000        552,000
Russian Federation Bond,
  5.00%# ...........................    3/31/2030         950,000        897,750
United Mexican States, 6.375% ......    1/16/2013         400,000        422,000
United Mexican States, 8.30% .......    8/15/2031         100,000        113,550
                                                                     -----------
                                                                      11,777,627
                                                                     -----------

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
Corporate 16.4%
AES Corp. Note 8.75%+ ................    5/15/2013     $  500,000    $  525,000
AES Eastern Energy, L.P. Note,
  9.00% ..............................    1/02/2017        547,023       563,434
Alderwoods Group Inc. Note,
  12.25% .............................    1/02/2009      1,300,000     1,439,750
Allbritton Communications Co.
  Note, 7.75% ........................   12/15/2012        500,000       510,000
Allied Waste North America
  Inc. Sr. Sub. Note, 10.00% .........    8/01/2009      1,500,000     1,625,625
AMI Semiconductor Inc. Sr
  Sub Note, 10.75% ...................    2/01/2013        850,000       960,500
Anchor Glass Container Corp.
  Note, 11.00% .......................    2/15/2013        700,000       784,000
Associated Materials Inc. Note,
  9.75% ..............................    4/15/2012        450,000       475,875
AT&T Broadband Corp. Note,
  9.455% .............................   11/15/2022      1,700,000     2,351,112
AT&T Wireless Services Inc.
  Note, 8.125% .......................    5/01/2012        150,000       178,099
Availl Inc. Sr. Note, 7.625%+ ........    7/01/2011        300,000       307,500
BAE Systems Holdings Inc.
  Note, 6.66% ........................    9/15/2013        528,354       591,846
Boeing Co. Note, 8.75% ...............    8/15/2021        175,000       221,225
Bombardier Capital Inc. Note,
  6.125%+ ............................    6/29/2006        175,000       184,188
Boston Edison Co. Note,
  4.875% .............................   10/15/2012        250,000       254,637
British Telecommunications plc
  Note, 8.875% .......................   12/15/2030        200,000       262,196
Burlington Resources Finance
  Co. Note, 7.20% ....................    8/15/2031        500,000       586,018
BWAY Corp. Note, 10.00%+ .............   10/15/2010        500,000       540,000
Cadbury Schweppes US
  Finance LLC Note, 3.875% ...........   10/01/2008        475,000       474,050
Calpine Corp. Note, 8.50%+ ...........    7/15/2010      1,000,000       920,000
Cargill Inc. Note, 6.25% .............    5/01/2006        500,000       550,834
Case New Holland Inc. Sr
  Note, 9.25%+ .......................    8/01/2011      1,700,000     1,827,500
Central Garden & Pet Co.
  Note, 9.125% .......................    2/01/2013        400,000       436,000
Chesapeake Energy Corp.
  Note, 9.00% ........................    8/15/2012        250,000       281,250
Chumash Casino & Resort
  Enterprise Sr. Note, 9.25%+ ........    7/15/2010        700,000       752,500
Clear Channel
  Communications Inc. Sr
  Note, 5.75% ........................    1/15/2013        225,000       238,765
Coinmach Corp. Sr. Note,
  9.75% ..............................    2/01/2010        550,000       585,750
Collins & Aikman Corp. Note,
  9.75% ..............................    2/15/2010        750,000       791,250
Concentra Operating Corp. Sr
  Sub. Note, 9.50%+ ..................    8/15/2010        375,000       391,875
Continental Airlines Inc. Note,
  6.73% ..............................    6/15/2021        768,204       746,853
Cox Communications Inc.
  Note, 3.875% .......................   10/01/2008        125,000       126,264
Cox Communications Inc.
  Note, 4.625% .......................    6/01/2013        250,000       242,682
Crown Castle International
  Corp. Sr. Note, 0.00% ..............    5/15/2011        575,000       577,875
CSC Holdings Inc. Note,
  7.625% .............................    4/01/2011        600,000       598,500

The notes are an integral part of the financial statements.
                                State Street Research Asset Allocation Fund   11

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
Corporate (cont'd)
DaimlerChrysler Corp. Note,
  8.50% ..............................    1/18/2031     $  225,000    $  263,023
Dana Corp. Sr. Note, 9.00% ...........    8/15/2011      1,000,000     1,095,000
Deutsche Telekom AG Global
  Note, 9.25% ........................    6/01/2032        325,000       443,865
Deutsche Telekom International
  Finance Co. Note, 5.25% ............    7/22/2013        150,000       151,592
Devon Energy Corp. Note,
  7.95% ..............................    4/15/2032        225,000       278,085
Dex Media West LLC Sr. Sub.
  Note, 9.875%+ ......................    8/15/2013        225,000       254,250
Dimon Inc. Sr. Note, 7.75%+ ..........    6/01/2013        675,000       691,875
Dominion Resources Inc. Sr
  Note, 7.625% .......................    7/15/2005        600,000       658,543
DTE Energy Co. Note, 6.45% ...........    6/01/2006        350,000       381,433
Dynegy Holdings Inc. Note,
  6.875% .............................    4/01/2011      1,000,000       837,500
Eagle Pincher Industries Inc.
  Note, 9.75%+ .......................    9/01/2013        500,000       525,000
Earle M Jorgensen Co. Sr
  Note, 9.75% ........................    6/01/2012      1,000,000     1,065,000
EirCom Funding Sr. Sub.
  Note, 8.25%+ .......................    8/15/2013        600,000       645,000
El Paso Production Holding Co.
  Note, 7.75%+ .......................    6/01/2013      1,000,000       950,000
Energy Partners Ltd. Note,
  8.75%+ .............................    8/01/2010        600,000       615,000
Entergy Gulf States Inc. Note,
  3.60% ..............................    6/01/2008        300,000       292,092
Exelon Corp. Sr. Note, 6.75% .........    5/01/2011        250,000       282,855
Extended Stay America Inc. Sr
  Sub. Note, 9.875% ..................    6/15/2011      1,000,000     1,103,750
Federated Department Stores
  Inc. Note, 7.00% ...................    2/15/2028        150,000       166,181
FFCA Secured Lending Corp.
  Note, 6.94% ........................    9/18/2025        100,000       101,201
France Telecom Inc. Note,
  9.75% ..............................    3/01/2031        175,000       233,649
General Electric Co. Note,
  5.00% ..............................    2/01/2013        750,000       768,841
General Motors Corp. Note,
  8.25% ..............................    7/15/2023        500,000       522,888
Georgia Power Co. Note,
  4.875% .............................    7/15/2007        525,000       561,917
Gerdau AmeriSteel Corp. Sr
  Note, 10.375%+ .....................    7/15/2011        400,000       402,000
Goodyear Tire & Rubber Co.
  Note, 7.86% ........................    8/15/2011        500,000       420,000
Graham Packaging Co. Sr
  Sub. Note, 8.75%+ ..................    1/15/2008        750,000       766,875
Grief Brothers Corp. Note,
  8.875% .............................    8/01/2012        650,000       703,625
Hewlett-Packard Co. Note,
  3.625% .............................    3/15/2008        475,000       482,319
Hexcel Corp. Note, 9.875% ............   10/01/2008        500,000       551,250
Hexcel Corp. Note Sr. Sub.
  Note, 9.75% ........................    1/15/2009        450,000       469,125
Hines Nurseries Inc. Note,
  10.25%+ ............................   10/01/2011        250,000       261,250
Houghton Mifflin Co. Note,
  8.25% ..............................    2/01/2011         75,000        78,563
Houghton Mifflin Co. Sr. Sub.
  Note, 9.875% .......................    2/01/2013      1,000,000     1,060,000

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
Huntsman Advanced Materials
  LLC Note, 11.00%+ ..................    7/15/2010     $  225,000    $  234,000
Huntsman ICI Chemicals LLC,
  Sr. Sub. Note, 10.125% .............    7/01/2009      1,675,000     1,591,250
IASIS Healthcare Corp. Sr
  Sub. Note, 8.50% ...................   10/15/2009        400,000       414,000
Indiana Michigan Power Co.
  Note, 6.125% .......................   12/15/2006        325,000       358,844
Insight Midwest Note, 9.75% ..........   10/01/2009        625,000       629,687
InterLine Brands Inc. Sr. Sub.
  Note, 11.50%+ ......................    5/15/2011        400,000       430,000
International Lease Finance
  Corp. Note, 5.75% ..................    2/15/2007        525,000       573,754
International Paper Co. Note,
  6.75% ..............................    9/01/2011        325,000       366,639
IPSCO Inc. Sr. Note, 8.75%+ ..........    6/01/2013      1,000,000     1,045,000
ISP Chemco Inc. Sr. Sub. Note,
  10.25% .............................    7/01/2011      1,475,000     1,644,625
John Deere Capital Corp.
  Note, 3.90% ........................    1/15/2008        275,000       282,916
John Q Hammons Note,
  8.875% .............................    5/15/2012      1,200,000     1,299,000
Joy Global Inc. Sr. Sub. Note,
  8.75% ..............................    3/15/2012        600,000       661,500
Kern River Funding Corp.
  Note, 4.89% ........................    4/30/2018        271,641       272,956
Kinetic Concepts Inc. Sr. Sub.
  Note, 7.375%+ ......................    5/15/2013        200,000       204,000
Kroger Co. Sr. Sub. Note,
  7.80% ..............................    8/15/2007        775,000       902,691
Loral Corp. Note, 7.00% ..............    9/15/2023        150,000       167,306
Lyondell Chemical Co. Sr
  Note, 10.50% .......................    6/01/2013      1,000,000       955,000
Medex Inc. Sr. Sub. Note,
  8.875%+ ............................    5/15/2013        200,000       211,500
Mediacom Broadband LLC Sr
  Note, 11.00% .......................    7/15/2013        500,000       526,250
Merisant Co. Sr. Sub. Note,
  9.50%+ .............................    7/15/2013        400,000       428,000
Newpark Resources Inc. Sr
  Sub. Note, Series B 8.625% .........   12/15/2007       355,000       365,650
News America Holdings Inc.
  Sr. Note, 6.625% ...................    1/09/2008        450,000       504,829
Nextel Communications Inc. Sr
  Note, 7.375% .......................    8/01/2015      1,650,000     1,666,500
Norcross Safety Products LLC
  Sr. Sub. Note, 9.875%+ .............    8/15/2011      1,000,000     1,055,000
Owens-Brockway Glass
  Container Sr. Note, 8.25%+ .........    5/15/2013        700,000       714,000
PerkinElmer Inc. Note, 8.875% ........    1/15/2013        825,000       899,250
Perry Ellis International Inc.
  Note, 8.875%+ ......................    9/15/2013        750,000       765,000
Premcor Refining Group Inc.
  Note, 9.25% ........................    2/01/2010        900,000       981,000
Progress Energy Inc. Sr. Note,
  7.10% ..............................    3/01/2011        300,000       338,599
Qwest Communications
  International Inc. Note,
  7.50% ..............................   11/01/2008      1,000,000       960,000
Radnor Holdings Corp. Note,
  11.00%+ ............................    3/15/2010      1,000,000       845,000
Rayovac Corp. Sr. Sub. Note,
  8.50%+ .............................   10/01/2013      1,200,000     1,230,000
Raytheon Co. Note, 8.20% .............    3/01/2006        150,000       169,747


12   The notes are an integral part of the financial statements.

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
Corporate (cont'd)
Reliant Resources Inc. Note,
  9.25%+ .............................    7/15/2010     $  500,000    $  452,500
Rhodia Sr. Sub. Note,
  8.875%+ ............................    6/01/2011        525,000       515,812
Rite Aid Corp. Note, 6.125%+ .........   12/15/2008        750,000       697,500
Rite Aid Corp. Sr. Note,
  8.125%+ ............................    5/01/2010        750,000       798,750
Rogers Wireless Inc. 9.625% ..........    5/01/2011        550,000       632,500
Royal Caribbean Cruises Ltd
  Note, 8.00% ........................    5/15/2010        500,000       527,500
Russell Corp. Note, 9.25% ............    5/01/2010      1,000,000     1,060,000
Safeway Inc. Note, 7.50% .............    9/15/2009        175,000       204,915
Sinclair Broadcast Group Inc.
  Sr. Sub. Note, 8.75% ...............   12/15/2011      1,200,000     1,305,000
Southern Star Central Corp.
  Note, 8.50%+ .......................    8/01/2010        300,000       318,000
Sprint Capital Corp. Note,
  7.625% .............................    1/30/2011        400,000       450,894
Stater Brothers Holdings. Inc.
  Sr. Note, 10.75% ...................    8/15/2006      1,200,000     1,257,000
Stena AB Note, 9.625% ................   12/01/2012        800,000       870,000
TD Funding Corp. Sr. Sub.
  Note, 8.375% .......................    7/15/2011        300,000       322,500
Technical Olympic USA Inc.
  Note, 9.00% ........................    7/01/2010      1,000,000     1,055,000
Telecom de Puerto Rico Senior
  Note, 6.65% ........................    5/15/2006        450,000       490,711
Tempur-Pedic Inc. Sr. Sub.
  Note, 10.25%+ ......................    8/15/2010        600,000       651,000
Terex Corp. Sr. Sub. Note,
  9.25% ..............................    7/15/2011      1,400,000     1,533,000
Thomas & Betts Corp. Note,
  7.25% ..............................    6/01/2013        300,000       306,000
Thomson Corp. Sr. Note,
  5.75% ..............................    2/01/2008        250,000       273,214
Time Warner Entertainment
  Co., 8.375% ........................    3/15/2023        425,000       525,436
Time Warner Inc., 9.15% ..............    2/01/2023        400,000       506,454
TriMas Corp. Note, 9.875% ............    6/15/2012      1,225,000     1,243,375
TRW Automotive Inc. Note
  9.375%+ ............................    2/15/2013        850,000       956,250
Union Pacific Corp. Note,
  7.60% ..............................    5/01/2005        375,000       410,056
United Auto Group Inc. Note,
  9.625% .............................    3/15/2012        575,000       628,187
United Components Inc. Sr
  Sub. Note, 9.375%+ .................    6/15/2013      1,000,000     1,040,000
United States Steel Corp. Note,
  9.75% ..............................    5/15/2010      1,000,000     1,025,000
UnitedHealth Group Inc. Note,
  7.50% ..............................   11/15/2005        175,000       195,278
Valero Energy Corp. Note,
  7.375% .............................    3/15/2006        200,000       221,071
Verizon Global Funding Corp.
  Note, 7.375% .......................    9/01/2012        200,000       235,859
Verizon New Jersey Inc. Note,
  5.875% .............................    1/17/2012        200,000       217,107
Vodafone Airtouch plc Note,
  7.75% ..............................    2/15/2010        225,000       271,518
Walt Disney Co. Note, 6.75% ..........    3/30/2006        400,000       440,319
Warnaco Inc. Note, 8.875%+ ...........    6/15/2013        850,000       911,625
Western Wireless Corp. Note,
  9.25% ..............................    7/15/2013        775,000       790,500

                                         Maturity       Principal
                                           Date           Amount        Value
--------------------------------------------------------------------------------
Westport Resources Corp. Note,
  8.25% ..............................   11/01/2011   $     25,000   $    27,313
Westport Resources Corp. Note,
  8.25% ..............................   11/01/2011        300,000       327,750
Weyerhaeuser Co. Note,
  6.00% ..............................    8/01/2006        500,000       542,790
William Carter Co. Sr. Sub. ..........
  Note, 10.875% ......................    8/15/2011      1,200,000     1,338,000
Williams Companies Inc. Note,
  8.125% .............................    3/15/2012        500,000       520,000
Williams Scotsman Inc. Note,
  9.875% .............................    6/01/2007      1,200,000     1,182,000
                                                                     -----------
                                                                      90,957,677
                                                                     -----------
Total Fixed Income Securities (Cost $246,494,284) ................   253,949,544
                                                                     -----------

                                                            Shares
--------------------------------------------------------------------------------
Short-Term Investments 9.4%
State Street Navigator Securities
   Lending Prime Portfolio ...........................   51,772,847   51,772,847
                                                                      ----------
Total Short-Term Investments (Cost $51,772,847) ....................  51,772,847
                                                                      ----------
Commercial Paper 10.9%
Merrill Lynch & Co. 1.08% ...............   10/01/2003    2,595,000    2,595,000
UBS Finance Inc. 1.05% ..................   10/15/2003    7,000,000    6,997,142
UBS Finance Inc. 1.03% ..................   10/28/2003    3,698,000    3,695,143
American Express Credit
  Corp., 1.03% ..........................   10/06/2003    8,954,000    8,952,719
American Express Credit
  Corp., 1.02% ..........................   10/09/2003    1,649,000    1,648,626
American Express Credit
  Corp., 1.03% ..........................   10/09/2003    8,057,000    8,055,156
American Express Credit
  Corp., 1.00% ..........................   10/15/2003    2,197,000    2,196,146
General Electric Capital
  Corp., 1.04% ..........................   10/02/2003   10,743,000   10,742,690
General Electric Capital
  Corp., 1.04% ..........................   10/22/2003    8,881,000    8,875,612
Morgan Stanley Dean Witter &
  Co., 1.03% ............................   10/09/2003    1,757,000    1,756,598
United States Treasury Bill,
  0.995% ................................    3/11/2004    5,000,000    4,977,612
                                                                      ----------
Total Commercial Paper (Cost $60,492,444) ..........................  60,492,444
                                                                      ----------

                                                        % of
                                                     Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $602,170,626) .................       116.9%      648,220,954
Cash and Other Assets, Less Liabilities .........       (16.9%)     (93,577,029)
                                                        -----     -------------
Net Assets ......................................       100.0%    $ 554,643,925
                                                        =====     =============

Federal Income Tax Information
At September 30, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $605,064,693 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                            $51,170,037

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                           (8,013,776)
                                                                    -----------
                                                                    $43,156,261
                                                                    ===========


The notes are an integral part of the financial statements.
                                State Street Research Asset Allocation Fund   13

--------------------------------------------------------------------------------

*   Non-income-producing securities.

** A portion of these securities was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2003.

@ Security valued under consistently applied procedures established by the Trustees.

++ Security restricted as to public resale. The total cost and market value of restricted securities owned at September 30, 2003, were $868,597 and $88,628 (0.02% of net assets), respectively.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 2003, were $25,905,808 and $26,773,597 (4.8% of net assets), respectively.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement. Although the unit price has been established, the principal value has not been finalized.

# Interest rates on this floating-rate bond will reset annually or biannually based on the six-months London Interbank Offered Rate (LIBOR) plus 0.8125%.

Futures contracts open at September 30, 2003 are as follows:

                                                                                                                  Unrealized
                                            Number of                                                            Appreciation
Type                                        Contracts     Notional Amount     Currency     Expiration Month     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Long ............        281            6,758,050         EUR        December 2003       $   (775,685)
FT SE 100 Index Long ...................        202            8,294,120         GBP        December 2003           (513,560)
Swiss Market Index Long ................        102            5,136,720         CHF        December 2003           (253,851)
Topix Index Long .......................        302        3,066,810,000         JPY        December 2003           (658,259)
2-Year US Treasury Notes Long ..........          4            4,311,875         USD        December 2003             18,136
10-Year US Treasury Notes Long .........         24              458,500         USD        December 2003             10,169
5-Year US Treasury Notes Short .........       (109)         (12,368,094)        USD        December 2003           (390,487)
                                                                                                                ------------
                                                                                                                $ (2,563,537)
                                                                                                                ============


14   The notes are an integral part of the financial statements.

FINANCIAL
     Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 2003 (unaudited)

Assets
Investments, at value** (Cost $602,170,626) (Note 1) ........     $ 648,220,954
Cash ........................................................           246,278
Receivable for securities sold ..............................        52,834,764
Interest and dividends receivable ...........................         3,067,936
Receivable for foreign currency .............................         2,008,813
Receivable for fund shares sold .............................           812,238
Other assets ................................................             4,992
                                                                  -------------
                                                                    707,195,975
                                                                  -------------
Liabilities
Payable for securities purchased ............................        98,947,393
Payable for collateral received on securities loaned ........        51,772,847
Payable for fund shares redeemed ............................           356,718
Accrued management fee ......................................           340,536
Accrued transfer agent and shareholder services .............           281,324
Accrued distribution and service fees .......................           176,388
Dividends payable ...........................................           153,615
Payable for futures variation margin ........................           116,623
Accrued administration fee ..................................            21,045
Accrued trustees' fees ......................................            13,396
Other accrued expenses ......................................           372,165
                                                                  -------------
                                                                    152,552,050
                                                                  -------------
Net Assets ..................................................     $ 554,643,925
                                                                  =============
Net Assets consist of:
 Unrealized appreciation of investments .....................     $  46,050,328
 Unrealized depreciation of futures contracts ...............        (2,563,537)
 Unrealized appreciation of foreign currency and
   foreign currency translations ............................         2,008,813
 Accumulated net realized loss ..............................       (50,595,790)
 Paid-in capital ............................................       559,744,111
                                                                  -------------
                                                                  $ 554,643,925
                                                                  =============

                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

  Class     Net Assets     /   Number of Shares   =     NAV
  A        $294,485,268            31,270,996         $9.42*
  B(1)     $101,337,099            10,818,258         $9.37**
  B        $112,416,871            11,963,398         $9.40**
  C        $ 26,020,937             2,762,866         $9.42**
  S        $ 20,383,750             2,163,426         $9.42

*  Maximum offering price per share = $10.00 ($9.42 [divided by] 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended September 30, 2003 (unaudited)

Investment Income
Interest, net of foreign taxes of $6,976 (Note 1) ...........      $  6,004,236
Dividends ...................................................         1,648,760
                                                                   ------------
                                                                      7,652,996
                                                                   ------------
Expenses
Management fee (Note 2) .....................................         1,975,993
Transfer agent and shareholder services (Note 2) ............           793,323
Custodian fee ...............................................           150,844
Reports to shareholders .....................................            44,484
Administration fee (Note 2) .................................            44,249
Distribution and service fees - Class A (Note 4) ............           419,698
Distribution and service fees - Class B(1) (Note 4) .........           451,167
Distribution and service fees - Class C (Note 4) ............           113,848
Registration fees ...........................................            35,319
Audit fee ...................................................            21,960
Trustees' fees (Note 2) .....................................            14,457
Legal fees ..................................................            12,161
Miscellaneous ...............................................            23,250
                                                                   ------------
                                                                      4,100,753
Fees paid indirectly (Note 2) ...............................            (6,856)
                                                                   ------------
                                                                      4,093,897
                                                                   ------------
Net investment income .......................................         3,559,099
                                                                   ------------
Realized and Unrealized Gain (Loss) on
Investments, Foreign Currency and
Futures Contracts
Net realized gain on investments (Notes 1 and 3) ............        19,059,278
Net realized loss on foreign currency (Note 1) ..............        (2,018,571)
Net realized gain on futures contracts (Note 1) .............        13,023,114
                                                                   ------------
  Total net realized gain ...................................        30,063,821
                                                                   ------------
Change in unrealized appreciation of investments ............        45,084,875
Change in unrealized appreciation of foreign
 currency ...................................................         2,007,934
Change in unrealized depreciation of futures
 contracts ..................................................        (4,350,530)
                                                                   ------------
  Total change in unrealized appreciation ...................        42,742,279
                                                                   ------------
Net gain on investments, foreign currency, and
  futures contracts .........................................        72,806,100
                                                                   ------------
Net increase in net assets resulting from operations ........      $ 76,365,199
                                                                   ============


                The notes are an integral part of the financial statements.   15

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                           Six months ended
                                          September 30, 2003       Year ended
                                              (unaudited)        March 31, 2003*
                                          --------------------------------------
Increase (Decrease) In Net Assets
Operations:
Net investment income ....................  $   3,559,099         $  10,660,222
Net realized gain (loss) on
   investments, foreign
   currency and future
   contracts .............................     30,063,821           (73,727,227)
Change in unrealized
   appreciation
   (depreciation) of
   investments, foreign
   currency and futures
   contracts .............................     42,742,279           (53,715,304)
                                          --------------------------------------
Net increase (decrease)
   resulting from
   operations ............................     76,365,199          (116,782,309)
                                          --------------------------------------
Dividends from net
   investment income:
 Class A .................................     (2,470,443)           (6,789,088)
 Class B(1) ..............................       (516,963)           (1,337,209)
 Class B .................................     (1,161,999)           (4,016,663)
 Class C .................................       (130,561)             (300,754)
 Class S .................................       (203,880)             (588,253)
                                          --------------------------------------
                                               (4,483,846)          (13,031,967)
                                          --------------------------------------
Distribution from capital
   gains:
 Class A .................................           --              (1,432,538)
 Class B(1) ..............................           --                (373,621)
 Class B .................................           --                (918,885)
 Class C .................................           --                 (61,275)
 Class S .................................           --                (117,436)
                                          --------------------------------------
                                                     --              (2,903,755)
                                          --------------------------------------
Net increase (decrease)
   from fund share
   transactions (Note 6) .................      4,093,698           (63,585,266)
                                          --------------------------------------
Total increase (decrease) in
   net assets ............................     75,975,051          (196,303,297)
Net Assets
Beginning of period ......................    478,668,874           674,972,171
                                          --------------------------------------
End of period ............................  $ 554,643,925         $ 478,668,874
                                          ======================================

* Audited by other auditors

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
September 30, 2003

Note 1
State Street Research Asset Allocation Fund is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust in December 1985, and is registered under the Investment Company Act of 1940 as an open-end management investment company.

The investment objective of the fund is to seek a high total return while attempting to limit investment risk and preserve capital. To achieve its investment objective, the fund intends to allocate assets among selected investments in the following sectors: Fixed Income Securities, Equity Securities and Cash. Total return may include current income as well as capital appreciation. The fund's investment manager believes that the timely re-allocation of assets can enhance performance and reduce portfolio volatility.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees equal to 1.00% of average daily net assets and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds and also automatically convert to Class A shares at the end of eight years. Class B shares may also be subject to annual service and distribution fees equal to 1.00% of average daily net assets. However, these fees are currently waived under the terms of the distribution plan. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of purchase, and also pay annual service and distribution fees equal to 1.00% of average daily net assets. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.


16   The notes are an integral part of the financial statements.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized. Certain fixed income securities held by the fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for foreign currency transactions, paydown gains and losses, wash sale deferrals and premium amortization on fixed income securities.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At March 31, 2003, the fund had a capital loss carryforward of $51,419,359 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on March 31, 2011.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002, through March 31, 2003, the fund incurred net capital losses of approximately $23,625,000 and intends to defer and treat such losses as arising in the fiscal year ended March 31, 2004.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At September 30, 2003, the value of the securities loaned and the value of collateral were $50,310,776 and $51,772,847 (consisting of $51,323,678 of cash collateral invested in State Street Navigator Securities Lending Prime portfolio and $449,169 of U.S. government obligations), respectively. During the six months ended September 30, 2003, income from securities lending amounted to $30,755 and is included in interest income.

H. Futures
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise in changes from the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the first $500 million of net assets annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2003, the fees pursuant to such agreement amounted to $1,975,993.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended September 30, 2003, the amount of such expenses allocated to the fund was $231,794.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended September 30, 2003, the fund's transfer agent fees were reduced by $6,856, under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,457 during the six months ended September 30, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended September 30, 2003, the amount of such expenses was $44,249.

Note 3
For the six months ended September 30, 2003, purchases and sales of securities, exclusive of short-term obligations, aggregated $546,190,563, and $511,450,183 (including $247,606,387 and $224,936,690 of U.S. government obligations), respectively.

Note 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service


                                State Street Research Asset Allocation Fund   17
fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1) and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1) and Class C shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily waived to 0.00%. The fund expects this waiver to continue, although there is no guarantee that it will. The fund does not pay any annual service or distribution fees for Class B shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2003, fees pursuant to such plans amounted to $419,698, $451,167 and $113,848 for Class A, Class B(1) and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of September 30, 2003, there were $2,678,058 and $1,713,909 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $67,250 and $295,643, respectively, on sales of Class A shares of the fund during the six months ended September 30, 2003, and that MetLife Securities, Inc., earned commissions aggregating $403,862 and $4,324 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $123,756, $14,033 and $968 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5
PricewaterhouseCoopers LLP resigned as the fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the fund's independent accountants for the fund's fiscal year ended March 31, 2004. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

Note 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. These transactions break down by share class as follows:

                                              Six months ended
                                             September 30, 2003                Year ended
                                                (unaudited)                 March 31, 2003*
                                        -----------------------------------------------------------
Class A                                    Shares         Amount         Shares          Amount
---------------------------------------------------------------------------------------------------
Shares sold .........................    4,666,885    $ 42,501,435     13,698,027    $ 120,685,041
Issued upon reinvestment of:
 Dividends from net investment income      253,819       2,358,118        760,698        6,481,424
 Distribution from capital gains ....           --              --        138,092        1,393,351
Shares redeemed .....................   (4,471,477)    (40,404,178)   (15,235,996)    (131,032,179)
                                        ----------    ------------    -----------    -------------
Net increase (decrease) .............      449,227    $  4,455,375       (639,179)   $  (2,472,363)
                                        ==========    ============    ===========    =============

Class B(1)                                 Shares         Amount         Shares          Amount
---------------------------------------------------------------------------------------------------
Shares sold .........................    2,111,798    $ 19,256,701      3,869,074    $  34,466,893
Issued upon reinvestment of:
 Dividend from net investment income        49,913         461,362        146,627        1,239,834
 Distribution from capital gains ....           --              --         36,414          364,865
Shares redeemed .....................     (678,859)     (6,133,395)    (2,753,502)     (23,597,915)
                                        ----------    ------------    -----------    -------------
Net increase ........................    1,482,852    $ 13,584,668      1,298,613    $  12,473,677
                                        ==========    ============    ===========    =============

Class B                                    Shares         Amount         Shares          Amount
---------------------------------------------------------------------------------------------------
Shares sold .........................      214,207    $  1,952,916        671,930    $   6,012,035
Issued upon reinvestment of:
 Dividends from net investment income      122,548       1,135,319        449,530        3,836,167
 Distribution from capital gains ....           --              --         89,082          897,062
Shares redeemed .....................   (2,288,846)    (20,713,767)   (10,190,441)     (90,058,853)
                                        ----------    ------------    -----------    -------------
Net decrease ........................   (1,952,091)   $(17,625,532)    (8,979,899)   $ (79,313,589)
                                        ==========    ============    ===========    =============

Class C                                    Shares         Amount         Shares          Amount
---------------------------------------------------------------------------------------------------
Shares sold .........................      600,030    $  5,492,278      1,391,469    $  12,262,877
Issued upon reinvestment of:
 Dividends from net investment income        9,212          85,614         29,150          245,390
 Distribution from capital gains ....           --              --          5,719           57,645
Shares redeemed .....................     (178,193)     (1,608,847)      (391,907)      (3,315,267)
                                        ----------    ------------    -----------    -------------
Net increase ........................      431,049    $  3,969,045      1,034,431    $   9,250,645
                                        ==========    ============    ===========    =============

Class S                                    Shares         Amount         Shares          Amount
---------------------------------------------------------------------------------------------------
Shares sold .........................      180,322    $  1,619,612        404,618    $   3,606,996
Issued upon reinvestment of:
 Dividends from net investment income       21,795         202,530         68,505          584,868
 Distribution from capital gains ....           --              --         11,603          117,077)
Shares redeemed .....................     (237,547)     (2,112,000)      (917,086)      (7,832,577
                                        ----------    ------------    -----------    -------------
Net decrease ........................      (35,430)   $   (289,858)      (432,360)   $  (3,523,636)
                                        ==========    ============    ===========    =============

* Audited by other auditors


                                State Street Research Asset Allocation Fund   19

FINANCIAL
        Highlights


                                                                    Class A
                                                               ------------------
                                                                Six months ended
                                                               September 30, 2003
                                                                 (unaudited)(a)
---------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                8.18
                                                                     -------
  Net investment income ($)                                             0.06
  Net realized and unrealized gain (loss) on investments ($)            1.26
                                                                     -------
Total from investment operations ($)                                    1.32
                                                                     -------
  Dividends from net investment income ($)                             (0.08)
  Distributions from capital gains ($)                                    --
                                                                     -------
Total distributions ($)                                                (0.08)
                                                                     -------
Net asset value, end of period ($)                                      9.42
                                                                     =======
Total return (%)(b)                                                    16.15(c)

Ratios/Supplemental Data:
---------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            294,485
Expense ratio (%)*                                                      1.48(d)
Expense ratio after expense reductions (%)                              1.48(d)
Ratio of net investment income to average net assets (%)                1.42(d)
Portfolio turnover rate (%)                                           100.52

                                                                                Class A
                                                               ----------------------------------------------------------------
                                                                                    Years ended March 31
                                                               ----------------------------------------------------------------
                                                               2003(a)(g)  2002(a)(f)(g)  2001(a)(g)  2000(a)(g)  1999(a)(e)(g)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                          10.19         10.10        11.69       10.40       11.60
                                                                -------       -------      -------     -------     -------
  Net investment income ($)                                        0.17          0.20         0.28        0.24        0.25
  Net realized and unrealized gain (loss) on investments ($)      (1.93)         0.60        (0.29)       1.48       (0.35)
                                                                -------       -------      -------     -------     -------
Total from investment operations ($)                              (1.76)         0.80        (0.01)       1.72       (0.10)
                                                                -------       -------      -------     -------     -------
  Dividends from net investment income ($)                        (0.21)        (0.22)       (0.22)      (0.22)      (0.22)
  Distributions from capital gains ($)                            (0.04)        (0.49)       (1.36)      (0.21)      (0.88)
                                                                -------       -------      -------     -------     -------
Total distributions ($)                                           (0.25)        (0.71)       (1.58)      (0.43)      (1.10)
                                                                -------       -------      -------     -------     -------
Net asset value, end of period ($)                                 8.18         10.19        10.10       11.69       10.40
                                                                =======       =======      =======     =======     =======
Total return (%)(b)                                              (17.37)         8.15         0.29       16.88       (0.66)

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                       252,069       320,614      272,813     304,400     309,752
Expense ratio (%)*                                                 1.43          1.41         1.46        1.30        1.28
Expense ratio after expense reductions (%)                         1.42          1.40         1.44        1.29        1.27
Ratio of net investment income to average net assets (%)           1.92          1.95         2.61        2.23        2.32
Portfolio turnover rate (%)                                      180.68        185.79       180.98      122.57      136.37

                                                                   Class B(1)
                                                               ------------------
                                                                Six months ended
                                                               September 30, 2003
                                                                 (unaudited)(a)
---------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                8.14
                                                                     -------
  Net investment income ($)                                             0.03
  Net realized and unrealized gain (loss) on investments ($)            1.25
                                                                     -------
Total from investment operations ($)                                    1.28
                                                                     -------
  Dividends from net investment income ($)                             (0.05)
  Distributions from capital gains ($)                                    --
                                                                     -------
Total distributions ($)                                                (0.05)
                                                                     -------
Net asset value, end of period ($)                                      9.37
                                                                     =======
Total return (%)(b)                                                    15.73(c)

Ratios/Supplemental Data:
---------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            101,337
Expense ratio (%)                                                       2.18(d)
Expense ratio after expense reductions (%)                              2.18(d)
Ratio of net investment income to average net assets (%)                0.71(d)
Portfolio turnover rate (%)                                           100.52

                                                                                Class B(1)
                                                               -------------------------------------------------------------
                                                                                    Years ended March 31
                                                               -------------------------------------------------------------
                                                               2003(a)(g)  2002(a)(f)(g)  2001(a)(g)  2000(a)(g)  1999(a)(g)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                          10.13         10.05        11.63       10.36       10.35
                                                                -------       -------      -------     -------     -------
  Net investment income ($)                                        0.11          0.12         0.19        0.17        0.04
  Net realized and unrealized gain (loss) on investments ($)      (1.91)         0.60        (0.27)       1.45        0.01
                                                                -------       -------      -------     -------     -------
Total from investment operations ($)                              (1.80)         0.72        (0.08)       1.62        0.05
                                                                -------       -------      -------     -------     -------
  Dividends from net investment income ($)                        (0.15)        (0.15)       (0.14)      (0.14)      (0.04)
  Distributions from capital gains ($)                            (0.04)        (0.49)       (1.36)      (0.21)         --
                                                                -------       -------      -------     -------     -------
Total distributions ($)                                           (0.19)        (0.64)       (1.50)      (0.35)      (0.04)
                                                                -------       -------      -------     -------     -------
Net asset value, end of period ($)                                 8.14         10.13        10.05       11.63       10.36
                                                                =======       =======      =======     =======     =======
Total return (%)(b)                                              (17.91)         7.30        (0.35)      15.93        0.51(c)

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                        75,963        81,440       56,543      36,045      10,289
Expense ratio (%)                                                  2.13          2.11         2.19        2.05        2.08(d)
Expense ratio after expense reductions (%)                         2.12          2.10         2.17        2.04        2.08(d)
Ratio of net investment income to average net assets (%)           1.22          1.25         1.86        1.48        1.89(d)
Portfolio turnover rate (%)                                      180.68        185.79       180.98      122.57      136.37

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized
(d) Annualized
(e) January 1, 1999 (commencement of share class) to March 31, 1999
(f) Effective April 1, 2001, the fund has adopted the provisions on the AICPA Audit and Accounting Guide, Audit of Investment Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended March 31, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.13%. Financial highlights for the period prior to April 1, 2001, have not been restated for this change in policy.
(g) Audited by other auditors

                                                                     Class B
                                                               -------------------
                                                               Six months ended
                                                                September 30, 2003
                                                                  (unaudited)(a)
----------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                8.16
                                                                     -------
  Net investment income ($)                                             0.08
  Net realized and unrealized gain (loss) on investments ($)            1.25
                                                                     -------
Total from investment operations ($)                                    1.33
                                                                     -------
  Dividends from net investment income ($)                             (0.09)
  Distributions from capital gains ($)                                    --
                                                                     -------
Total distributions ($)                                                (0.09)
                                                                     -------
Net asset value, end of period ($)                                      9.40
                                                                     =======
Total return (%)(b)                                                    16.37(c)

Ratios/Supplemental Data:
----------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            112,417
Expense ratio (%)                                                       1.18(d)
Expense ratio after expense reductions (%)                              1.18(d)
Ratio of net investment income to average net assets (%)                1.74(d)
Portfolio turnover rate (%)                                           100.52

                                                                                        Class B
                                                               -----------------------------------------------------------------
                                                                                  Years ended March 31
                                                               -----------------------------------------------------------------
                                                                2003(a)(g)  2002(a)(f)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           10.17         10.07         11.65        10.36        11.55
                                                                 -------       -------       -------      -------      -------
  Net investment income ($)                                         0.20          0.14          0.20         0.16         0.17
  Net realized and unrealized gain (loss) on investments ($)       (1.93)         0.60         (0.29)        1.47        (0.34)
                                                                 -------       -------       -------      -------      -------
Total from investment operations ($)                               (1.73)         0.74         (0.09)        1.63        (0.17)
                                                                 -------       -------       -------      -------      -------
  Dividends from net investment income ($)                         (0.24)        (0.15)        (0.13)       (0.13)       (0.14)
  Distributions from capital gains ($)                             (0.04)        (0.49)        (1.36)       (0.21)       (0.88)
                                                                 -------       -------       -------      -------      -------
Total distributions ($)                                            (0.28)        (0.64)        (1.49)       (0.34)       (1.02)
                                                                 -------       -------       -------      -------      -------
Net asset value, end of period ($)                                  8.16         10.17         10.07        11.65        10.36
                                                                 =======       =======       =======      =======      =======
Total return (%)(b)                                               (17.15)         7.56         (0.41)       15.98        (1.31)

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                        113,566       232,871       288,061      338,838      363,517
Expense ratio (%)                                                   1.13          1.94          2.19         2.05         2.03
Expense ratio after expense reductions (%)                          1.12          1.93          2.17         2.04         2.02
Ratio of net investment income to average net assets (%)            2.20          1.38          1.89         1.48         1.57
Portfolio turnover rate (%)                                       180.68        185.79        180.98       122.57       136.37

                                                                     Class C
                                                               -------------------
                                                               Six months ended
                                                                September 30, 2003
                                                                  (unaudited)(a)
----------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                8.18
                                                                     -------
  Net investment income ($)                                             0.03
  Net realized and unrealized gain (loss) on investments ($)            1.26
                                                                     -------
Total from investment operations ($)                                    1.29
                                                                     -------
  Dividends from net investment income ($)                             (0.05)
  Distributions from capital gains ($)                                    --
                                                                     -------
Total distributions ($)                                                (0.05)
                                                                     -------
Net asset value, end of period ($)                                      9.42
                                                                     =======
Total return (%)(b)                                                    15.78(c)

Ratios/Supplemental Data:
----------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             26,021
Expense ratio (%)                                                       2.18(d)
Expense ratio after expense reductions (%)                              2.18(d)
Ratio of net investment income to average net assets (%)                0.71(d)
Portfolio turnover rate (%)                                           100.52

                                                                                        Class C
                                                               -----------------------------------------------------------------
                                                                                  Years ended March 31
                                                               -----------------------------------------------------------------
                                                                2003(a)(g)  2002(a)(f)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           10.19         10.10         11.67        10.38        11.57)
                                                                 -------       -------       -------      -------      -------
  Net investment income ($)                                         0.11          0.13          0.20         0.16         0.17)
  Net realized and unrealized gain (loss) on investments ($)       (1.93)         0.59         (0.28)        1.47        (0.34)
                                                                 -------       -------       -------      -------      -------
Total from investment operations ($)                               (1.82)         0.72         (0.08)        1.63        (0.17)
                                                                 -------       -------       -------      -------      -------
  Dividends from net investment income ($)                         (0.15)        (0.14)        (0.13)       (0.13)       (0.14)
  Distributions from capital gains ($)                             (0.04)        (0.49)        (1.36)       (0.21)       (0.88)
                                                                 -------       -------       -------      -------      -------
Total distributions ($)                                            (0.19)        (0.63)        (1.49)       (0.34)       (1.02)
                                                                 -------       -------       -------      -------      -------
Net asset value, end of period ($)                                  8.18         10.19         10.10        11.67        10.38)
                                                                 =======       =======       =======      =======      =======
Total return (%)(b)                                               (17.96)         7.31         (0.35)       15.93        (1.33)

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         19,079        13,226        12,687       17,093       20,519
Expense ratio (%)                                                   2.13          2.11          2.19         2.05         2.03
Expense ratio after expense reductions (%)                          2.12          2.10          2.17         2.04         2.02
Ratio of net investment income to average net assets (%)            1.21          1.26          1.89         1.47         1.56
Portfolio turnover rate (%)                                       180.68        185.79        180.98       122.57       136.37

                                                                     Class S
                                                               --------------------
                                                               Six months ended
                                                                September 30, 2003
                                                                  (unaudited)(a)
-----------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                8.18
                                                                     -------
  Net investment income ($)                                             0.08
  Net realized and unrealized gain (loss) on investments ($)            1.25
                                                                     -------
Total from investment operations ($)                                    1.33
                                                                     -------
  Dividends from net investment income ($)                             (0.09)
  Distributions from capital gains ($)                                    --
                                                                     -------
Total distributions ($)                                                (0.09)
                                                                     -------
Net asset value, end of period ($)                                      9.42
                                                                     =======
Total return (%)(b)                                                    16.33(c)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             20,384
Expense ratio (%)                                                       1.18(d)
Expense ratio after expense reductions (%)                              1.18(d)
Ratio of net investment income }to average net assets (%)               1.72(d)
Portfolio turnover rate (%)                                           100.52

                                                                                        Class S
                                                               -----------------------------------------------------------------
                                                                                  Years ended March 31
                                                               -----------------------------------------------------------------
                                                                2003(a)(g)  2002(a)(f)(g)   2001(a)(g)   2000(a)(g)   1999(a)(g)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           10.19         10.10         11.69        10.40        11.60
                                                                 -------       -------       -------      -------      -------
  Net investment income ($)                                         0.20          0.23          0.30)        0.29         0.27
  Net realized and unrealized gain (loss) on investments ($)       (1.93)         0.60         (0.29)        1.46        (0.34)
                                                                 -------       -------       -------      -------      -------
Total from investment operations ($)                               (1.73)         0.83          0.01         1.75        (0.07)
                                                                 -------       -------       -------      -------      -------
  Dividends from net investment income ($)                         (0.24)        (0.25)        (0.24)       (0.25)       (0.25)
  Distributions from capital gains ($)                             (0.04)        (0.49)        (1.36)       (0.21)       (0.88)
                                                                 -------       -------       -------      -------      -------
Total distributions ($)                                            (0.28)        (0.74)        (1.60)       (0.46)       (1.13)
                                                                 -------       -------       -------      -------      -------
Net asset value, end of period ($)                                  8.18         10.19         10.10        11.69        10.40
                                                                 =======       =======       =======      =======      =======
Total return (%)(b)                                               (17.12)         8.47          0.56        17.17        (0.41)

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         17,992        26,821        26,917       23,316       15,149
Expense ratio (%)                                                   1.13          1.11          1.19         1.05         1.03
Expense ratio after expense reductions (%)                          1.12          1.10          1.17         1.04         1.02
Ratio of net investment income }to average net assets (%)           2.21          2.27          2.85         2.62         2.53
Portfolio turnover rate (%)                                       180.68        185.79        180.98       122.57       136.37


                                State Street Research Asset Allocation Fund   21

TRUSTEES AND OFFICERS
              State Street Research Income Trust

Name,               Position(s)  Term of Office
Address              Held with    and Length of              Principal Occupations
and Age(a)              Fund     Time Served(b)               During Past 5 Years
===================================================================================================
Independent Trustees
Bruce R. Bond          Trustee       Since        Retired; formerly Chairman of the Board, Chief
(57)                                  1999        Executive Officer and President, PictureTel
                                                  Corporation (video conferencing systems)
---------------------------------------------------------------------------------------------------
Steve A. Garban        Trustee       Since        Retired; formerly Senior Vice President for
(66)                                  1997        Finance and Operations and Treasurer, The
                                                  Pennsylvania State University
---------------------------------------------------------------------------------------------------
Dean O. Morton         Trustee       Since        Retired; formerly Executive Vice President, Chief
(71)                                  1986        Operating Officer and Director, Hewlett-Packard
                                                  Company (computer manufacturer)

---------------------------------------------------------------------------------------------------
Susan M. Phillips      Trustee       Since        Dean, School of Business and Public Management,
(58)                                  1999        George Washington University; formerly a member of
                                                  the Board of Governors of the Federal Reserve
                                                  System; and Chairman and Commissioner of the
                                                  Commodity Futures Trading Commission
---------------------------------------------------------------------------------------------------
Toby Rosenblatt        Trustee       Since       President, Founders Investments Ltd.
(65)                                  1993       (investments); formerly President, The Glen Ellen
                                                 Company (private investment firm)
---------------------------------------------------------------------------------------------------
Michael S.             Trustee       Since        Jay W. Forrester Professor of Management, Sloan
Scott Morton (66)                     1987        School of Management, Massachusetts Institute of
                                                  Technology
---------------------------------------------------------------------------------------------------
James M. Storey        Trustee       Since        Attorney; formerly Partner, Dechert (law firm)
(72)                                  2002


---------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)    Trustee       Since        Chairman of the Board, President and Chief
(58)                                  2000        Executive Officer of State Street Research &
                                                  Management Company; formerly Senior Vice
                                                  President, Fixed Income Investments, Metropolitan
                                                  Life Insurance Company
---------------------------------------------------------------------------------------------------
Officers
Donald G.             Vice           Since        Senior Vice President of State Street Research &
DeVeuve (46)           President      2001        Management Company; formerly Vice President, State
                                                  Street Research & Management Company
---------------------------------------------------------------------------------------------------
Rosalina Feliciano     Vice          Since        Senior Vice President of State Street Research &
(40)                   President      2001        Management Company; formerly Vice President, State
                                                  Street Research & Management Company
---------------------------------------------------------------------------------------------------
C. Kim Goodwin         Vice          Since        Managing Director and Chief Investment Officer -
(44)                   President      2002        Equities of State Street Research & Management
                                                  Company; formerly Chief Investment Officer - U.S.
                                                  Growth Equities, American Century
---------------------------------------------------------------------------------------------------
John S. Lombardo       Vice          Since        Managing Director, Chief Financial Officer and
(48)                   President      2001        Director of State Street Research & Management
                                                  Company; formerly Executive Vice President, State
                                                  Street Research & Management Company; and Senior
                                                  Vice President, Product and Financial Management,
                                                  MetLife Auto & Home
---------------------------------------------------------------------------------------------------
Mark Marinella (45)    Vice          Since        Managing Director and Chief Investment Officer -
                       President      2003        Fixed Income, State Street Research & Management
                                                  Company; formerly Executive Vice President and
                                                  Senior Vice President, State Street Research &
                                                  Management Company; and Chief Investment Officer
                                                  and Head of Fixed Income, Columbia Management
                                                  Group
---------------------------------------------------------------------------------------------------
Elizabeth M.           Vice          Since        Managing Director of State Street Research &
Westvold (43)          President      2003        Management Company; formerly Senior Vice
                                                  President, State Street Research & Management
                                                  Company
---------------------------------------------------------------------------------------------------
Douglas A. Romich      Treasurer     Since        Senior Vice President and Treasurer of State
(46)                                  2001        Street Research & Management Company; formerly
                                                  Vice President and Assistant Treasurer, State
                                                  Street Research & Management Company
---------------------------------------------------------------------------------------------------
Francis J.             Secretary     Since        Managing Director, General Counsel and Secretary
McNamara, III (48)                    1995        of State Street Research & Management Company;
                                                  formerly Executive Vice President, State Street
                                                  Research & Management Company


                              Number of Funds
Name,                         in Fund Complex                       Other
Address                         Overseen by                   Directorships Held
and Age(a)                  Trustee/Officer(c)                by Trustee/Officer
=========================================================================================
Independent Trustees
Bruce R. Bond                       19              Ceridian Corporation
(57)

-----------------------------------------------------------------------------------------
Steve A. Garban                     55              Metropolitan Series Fund, Inc.(d)
(66)

-----------------------------------------------------------------------------------------
Dean O. Morton                      55              The Clorox Company; KLA-Tencor
(71)                                                Corporation; BEA Systems, Inc.;
                                                    Cepheid; Pharsight Corporation; and
                                                    Metropolitan Series Fund, Inc.
-----------------------------------------------------------------------------------------
Susan M. Phillips                   19              The Kroger Co.
(58)



-----------------------------------------------------------------------------------------
Toby Rosenblatt                     55              A.P. Pharma, Inc.; and Metropolitan
(65)                                                Series Fund, Inc.(d)

-----------------------------------------------------------------------------------------
Michael S.                          55              Metropolitan Series Fund, Inc.(d)
Scott Morton (66)

-----------------------------------------------------------------------------------------
James M. Storey                     19              SEI Investments Funds (consisting of
(72)                                                104 portfolios); and The
                                                    Massachusetts Health & Education
                                                    Tax-Exempt Trust
-----------------------------------------------------------------------------------------
Interested Trustees                 19              None
Richard S. Davis(+)
(58)


-----------------------------------------------------------------------------------------
Officers                             6              None
Donald G.
DeVeuve (46)
-----------------------------------------------------------------------------------------
Rosalina Feliciano                   6              None
(40)

-----------------------------------------------------------------------------------------
C. Kim Goodwin                      18              None
(44)


-----------------------------------------------------------------------------------------
John S. Lombardo                    19              None
(48)




-----------------------------------------------------------------------------------------
Mark Marinella (45)                  9              None






-----------------------------------------------------------------------------------------
Elizabeth M.                         8              None
Westvold (43)


-----------------------------------------------------------------------------------------
Douglas A. Romich                   19              None
(46)


-----------------------------------------------------------------------------------------
Francis J.                          19              None
McNamara, III (48)

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).
(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc., is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.
(+) Mr. Davis is an "interested person" of the Trust under the Investment
    Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.


22                                  State Street Research Asset Allocation Fund

                                                                  ------------
[LOGO]STATE STREET RESEARCH                                         PRSRT STD
      One Financial Center                                        U.S. POSTAGE
      Boston, MA 02111-2690                                           PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
                                                                  ------------

--------------------------------------------------------------------------------
New accounts, mutual fund purchases,
exchanges and account information

Internet    www.ssrfunds.com

E-mail      info@ssrfunds.com

Phone       1-87-SSR-FUNDS (1-877-773-8637),
            toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

Fax 1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

Mail        State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

--------------------------------------------------------------------------------
Did You Know?

State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.
--------------------------------------------------------------------------------

OverView

For more information on the products and services we offer, refer to OverView, our quarterly shareholder newsletter.

Webcasts

For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our website at www.ssrfunds.com.

Complete Fund Listing

For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds.

                                     [GRAPHIC]

                                for Excellence in
                           Shareholder Communications

                                     [GRAPHIC]

                            for Excellence in Service

This report must be accompanied or preceded by a current prospectus. When used as sales material after December 31, 2003, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2003 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp1104)SSR-LD                                      AA-2659-1103

                               FORM N-CSR(2 OF 3)

ITEM 2:

     (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3:

       The Registrant's Board of Directors has determined that Steve A. Garban, a member of the Registrant's Board of Directors and Audit Committee, qualifies as the "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent," as defined in the instructions to Form N-CSR.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Income Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Income Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 10 (EXHIBITS):

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Income Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    December 3, 2003
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    December 3, 2003
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    December 3, 2003
                          ------------------------